                                       THE
                                    GLENMEDE
                                      TRUST
                                     COMPANY









                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS








                                  ANNUAL REPORT
                                OCTOBER 31, 1995

                      THE GLENMEDE FUND PRESIDENT'S LETTER

   We are pleased to present the annual report for The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the "Fund," each individual portfolio a "Portfolio"). The Glenmede Fund, Inc. was created in November 1988 to provide The Glenmede Trust Company's ("Glenmede") clients access to specialty products that complement Glenmede's core investment services in the stock and bond markets. The Glenmede Fund, Inc. is comprised of ten separate portfolios, consisting of the Government Cash, Tax-Exempt Cash, Intermediate Government, Equity, Small Capitalization Equity, International, Institutional International, Model Equity, International Fixed Income and Emerging Markets Portfolios. The Glenmede Portfolios is comprised of the Municipal Intermediate Portfolio and the New Jersey Municipal Portfolio.

   Generally, the Fund's goal is to generate attractive investment returns without undue risk to principal and to maintain low expenses. Glenmede does not charge the Fund a fee for investment management, with the exception of the Institutional International and Emerging Markets Portfolios, which incorporate the fee within the Portfolio rather than at the account level. We hope you will be pleased with our progress toward these goals over the past year.

   In contrast to 1994, the past year has been very rewarding for investors. A decline in interest rates and low inflation rates buoyed the bond and equity markets. The graphic comparisons on the following pages provide a way for investors to follow investment performance and demonstrate our results against certain indices.

   The following is a description of the twelve portfolios:

   The Government Cash Portfolio, with approximately $313 million in net assets at December 1, 1995, seeks maximum current interest income consistent with the preservation of capital and liquidity by investing in a portfolio of short-term government securities.

   The Tax-Exempt Cash Portfolio, with approximately $229 million in net assets at December 1, 1995, seeks to generate interest income exempt from Federal income tax through investment in short-term high-quality municipal securities.

   The Intermediate Government Portfolio, with net assets of approximately $296 million at December 1, 1995, seeks maximum long-term total return consistent with reasonable risk to principal through the active management of U.S. Government, agency and mortgage-backed securities, with an average maturity of three to ten years. The investment principle used is to lengthen maturities gradually as interest rates rise and shorten maturities gradually as interest rates fall. The Portfolio also takes advantage of changes in sector spreads and undervalued securities within sectors.

   The Equity Portfolio, with net assets of approximately $84 million at December 1, 1995, seeks to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in common stocks.

   The Small Capitalization Equity Portfolio, with net assets of approximately $177 million at December 1, 1995, seeks to provide long-term appreciation consistent with reasonable risk to principal by investing in equity securities of companies with market capitalizations of less than $750 million. Most securities have had market capitalizations between $75 million and $500 million.

   The Model Equity Portfolio, with net assets of approximately $16 million at December 1, 1995, seeks to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in common stocks selected by Glenmede's proprietary equity industry computer models.

   The International Fixed Income Portfolio, with net assets of approximately $26 million at December 1, 1995, seeks to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in non-dollar denominated fixed income securities issued by foreign governments and governmental agencies and other agencies, enterprises or instrumentalities sponsored by foreign governments.

   The International Portfolio, with net assets of approximately $380 million at December 1, 1995, seeks maximum long-term total return consistent with reasonable risk to principal by investing in equity securities of companies located outside of the United States. A value-oriented investment discipline is followed.

   The Institutional International Portfolio, with net assets of approximately $46 million at December 1, 1995, is invested very similarly to the International Portfolio and varies only in that the Portfolio has a management fee of 0.75% a year.

   The Emerging Markets Portfolio, which commenced operations on December 14, 1994 and had net assets of $26 million at December 1, 1995, seeks to provide long-term growth of capital by investing primarily in equity securities of issuers in countries having emerging markets.

   The Municipal Intermediate Portfolio, with net assets of approximately $18 million at December 1, 1995, seeks to provide as high a level of current income exempt from Federal income tax and Pennsylvania state income tax as is consistent with preservation of capital.

   The New Jersey Municipal Portfolio, with net assets of approximately $6 million at December 1, 1995, seeks to provide as high a level of current income exempt from Federal income tax and New Jersey state income tax as is consistent with preservation of capital by investing in New Jersey municipal obligations.

   From a start of approximately $500 million in 1988, the Fund has grown in size to approximately $1.6 billion. We appreciate your support in this endeavor and will strive to make The Glenmede Fund, Inc. and The Glenmede Portfolios continue to meet shareholders' needs.



                                              Sincerely,




                                             /s/ John W. Church, Jr.
                                             -------------------------
                                             JOHN W. CHURCH, JR.
                                             President, Chairman of the Board

December 1, 1995

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Government Cash Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

-------------------------------------------------------------------------------------
                             Average Annual Total Return
-------------------------------------------------------------------------------------
                                                         Donoghue's U.S. Government
                                                                and Agencies
Government Cash Portfolio                                    Money Fund Average
----------------------------------------               ------------------------------
Year ended 10/31/95                           5.87%                 5.25%
Five Years ended 10/31/95                     4.72%                 4.12%
Inception (11/7/88) through 10/31/95          5.90%                 5.24%
-------------------------------------------------------------------------------------

------------------------------------------------------
                              7-Day         7-Day
Government Cash Portfolio     Yield    Effective Yield
--------------------------   -------   ---------------
As of 12/1/95                 5.64%         5.80%
------------------------------------------------------

   During the past fiscal year, the Government Cash Portfolio outperformed the Donoghue's U.S. Government and Agencies Money Fund Average due to its use of overnight and term mortgage-backed security repurchase agreements. This strategy enhances the yield while maintaining a high quality diversified portfolio of money market instruments.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          GOVERNMENT CASH PORTFOLIO VS.
           DONOGHUE'S U.S. GOVERNMENT AND AGENCIES MONEY FUND AVERAGE
                            11/7/88 THROUGH 10/31/95


                Glenmede      Donoghue's
Nov. 1988       $10,000        $10,000
Oct. 1989       $10,927        $10,874
Oct. 1990       $11,846        $11,720
Oct. 1991       $12,627        $12,423
Oct. 1992       $13,156        $12,871
Oct. 1993       $13,575        $13,208
Oct. 1994       $14,091        $13,637
Oct. 1995       $14,919        $14,353

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The Donoghue's U.S. Government and Agencies Money Fund Average is comprised of Money Market Funds investing in U.S. treasury securities and government agency obligations. Funds included in this average must have at least
$100,000 in total net assets.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's investment return will vary with market conditions. Yields will fluctuate as market conditions change. An investment in money market funds is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. There can be no assurance that money market funds will be able to maintain their net asset value of $1.00 per share.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

------------------------------------------------------------------------------
                          Average Annual Total Return
------------------------------------------------------------------------------
                                                          Donoghue's General
Tax-Exempt Cash Portfolio                                   Purpose Average
------------------------------------------               ---------------------
Year ended 10/31/95                            3.76%             3.31%
Five Years ended 10/31/95                      3.34%             2.95%
Inception (11/10/88) through 10/31/95          4.12%             3.72%
------------------------------------------------------------------------------

------------------------------------------------------
                              7-Day         7-Day
Tax-Exempt Cash Portfolio     Yield    Effective Yield
--------------------------   -------   ---------------
As of 12/1/95                 3.67%         3.74%
------------------------------------------------------

   The Tax-Exempt Cash Portfolio has outperformed the Donoghue's General Purpose Average consistently. During the past fiscal year, the strategy of maintaining a shorter average maturity which increases yield when rates rise or when there is a greater supply of short-term securities combined with a low expense ratio has resulted in good relative performance.

                Hypothetical Illustration of $10,000 Invested in
        Tax-Exempt Cash Portfolio vs. Donoghue's General Purpose Average
                            11/10/88 through 10/31/95


                Glenmede     Donoghue's
Nov. 1988       $10,000       $10,000
Oct. 1989       $10,627       $10,546
Oct. 1990       $11,249       $11,127
Oct. 1991       $11,793       $11,623
Oct. 1992       $12,183       $11,953
Oct. 1993       $12,469       $12,191
Oct. 1994       $12,776       $12,452
Oct. 1995       $13,256       $12,864

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The Donoghue's Stock Broker and General Purpose Tax-Free Average is comprised of Money Market Funds investing in fixed income securities issued by state and local government. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to alternative minimum tax. Funds included in this average must have at least $100,000 in total net assets.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's investment return will vary with market conditions. Yields will fluctuate as market conditions change. An investment in money market funds is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank. There can be no assurance that money market funds will be able to maintain their net asset value of $1.00 per share.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

---------------------------------------------------------------------------------------
                              Average Annual Total Return
---------------------------------------------------------------------------------------
                                                             Merrill Lynch 1-10 Year
Intermediate Government Portfolio                           Government/Treasury Index
------------------------------------------                -----------------------------
Year ended 10/31/95                           12.06%                 11.90%
Five Years ended 10/31/95                      8.52%                  8.37%
Inception (11/17/88) through 10/31/95          8.93%                  8.76%
---------------------------------------------------------------------------------------

   During the past fiscal year, the outperformance of the Intermediate Government Portfolio, as compared to the Merrill Lynch 1-10 Year
Government/Treasury Index, can be attributed to its slightly longer weighted average duration in a period of falling interest rates. Long term, this Portfolio continues to outperform the index for the five year time period and since inception.

                Hypothetical Illustration of $10,000 Invested in
                      Intermediate Government Portfolio vs.
               Merrill Lynch 1 - 10 Year Government/Treasury Index
                            11/17/88 through 10/31/95


                Glenmede      Merrill
Nov. 1988       $10,000       $10,000
                $10,295       $10,302
Oct. 1989       $11,120       $11,132
                $11,271       $11,216
Oct. 1990       $12,045       $11,989
                $12,868       $12,720
Oct. 1991       $13,821       $13,571
                $14,236       $14,047
Oct. 1992       $15,112       $14,912
                $16,004       $15,734
Oct. 1993       $16,682       $16,287
                $16,045       $15,865
Oct. 1994       $16,177       $16,014
                $17,033       $16,853
Oct. 1995       $18,128       $17,920

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The Merrill Lynch 1-10 Year Government/Treasury Index is comprised of U.S. treasury and agency securities with a par amount outstanding of greater than or equal to $25 million, a maturity range of 1 through 9.99 years and fixed rate coupon greater than 4 1/4 %.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                                Equity Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995
---------------------------------------------------------------------------
                        Average Annual Total Return
---------------------------------------------------------------------------
Equity Portfolio                                   S&P 500      Dow Jones
------------------------------------              ---------    ------------
Year ended 10/31/95                      23.78%    26.40%        24.97%
Five Years ended 10/31/95                16.42%    17.22%        17.67%
Inception (7/20/89) through 10/31/95     10.94%    12.48%        13.76%
---------------------------------------------------------------------------
   Stock indices rose sharply during the past fiscal year, reflecting strong earnings gains, lower interest rates and low inflation. The Equity Portfolio participated in this rise, but not as much as the Standard & Poor's 500 Stock Index, which remains fully invested at all times.

                Hypothetical Illustration of $10,000 Invested in
    Equity Portfolio vs. S&P 500 Stock Index and Dow Jones Industrial Average
                            7/20/89 through 10/31/95

               Glenmede        S&P       Dow Jones
Jul. 1989       $10,000      $10,000      $10,000
Oct. 1989       $10,127      $10,200      $10,424
                 $9,868      $10,100      $10,630
Oct. 1990        $8,978       $9,459       $9,962
                $11,126      $11,872      $11,994
Oct. 1991       $12,103      $12,628      $12,951
                $12,637      $13,544      $14,281
Oct. 1992       $13,146      $13,884      $14,035
                $14,322      $14,797      $15,133
Oct. 1993       $15,329      $15,952      $16,480
                $14,954      $15,579      $16,706
Oct. 1994       $15,514      $16,563      $17,986
                $16,824      $18,288      $20,164
Oct. 1995       $19,203      $20,935      $22,477

* Assumes the reinvestment of all dividends and distributions.
------------------------------------------------------------------------------
The S&P 500 Stock Index is an index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Dow Jones Industrial Average is a price weighted average based on the "price only" performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator which has been adjusted over the years for stock splits, stock dividends, and substitution of stock).

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995
------------------------------------------------------------------------------
                         Average Annual Total Return
------------------------------------------------------------------------------
Small Capitalization Equity Portfolio               S&P 500      Russell 2000
------------------------------------               --------     --------------
Year ended 10/31/95                      21.15%     26.40%           18.33%
Inception (3/1/91) through 10/31/95      14.85%     13.35%           16.00%
------------------------------------------------------------------------------
   The value style of investing helped the Small Capitalization Equity Portfolio to another year of strong relative performance. Although the Portfolio's performance over the past fiscal year was below the Standard & Poor's 500 Stock Index, it was significantly better than the Russell 2000 Stock Index. The Portfolio's strong relative performance was achieved in spite of an underweighted position in the strong financial and health care sectors. Performance was truly a function of our stock selection in nearly all sectors.

                Hypothetical Illustration of $10,000 Invested in
          Small Capitalization Equity Portfolio vs. S&P 500 Stock Index
                             and Russell 2000 Index
                             3/1/91 through 10/31/95

                Glenmede     S&P 500       Russell
Mar. 1991       $10,000      $10,000       $10,000
                $10,269      $10,180       $10,674
Oct. 1991       $11,184      $10,828       $11,696
                $11,079      $11,614       $12,496
Oct. 1992       $11,443      $11,906       $12,805
                $13,097      $12,689       $14,466
Oct. 1993       $15,318      $13,679       $16,954
                $15,444      $13,359       $16,610
Oct. 1994       $15,754      $14,203       $16,902
                $16,936      $15,682       $17,808
Oct. 1995       $19,086      $17,953       $19,999

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The S&P 500 Stock Index is an index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies stock which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Model Equity Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995
-------------------------------------------------------------
                 Average Annual Total Return
-------------------------------------------------------------
Model Equity Portfolio                               S&P 500
-------------------------------------               ---------
Year ended 10/31/95                       16.01%     26.40%
Inception (12/31/92) through 10/31/95     13.08%     13.79%
-------------------------------------------------------------
   During the past fiscal year and since inception, the underperformance of the Model Equity Portfolio versus the Standard & Poor's 500 Stock Index can be attributed to adverse security selection. The management of the Portfolio continues to be a disciplined, value-based investment style.

                Hypothetical Illustration of $10,000 Invested in
                 Model Equity Portfolio vs. S&P 500 Stock Index
                            12/31/92 through 10/31/95

                Glenmede      S&P 500
Jan. 1993       $10,000       $10,000
                $10,508       $10,191
Oct. 1993       $12,305       $10,986
                $12,315       $10,729
Oct. 1994       $12,194       $11,407
                $12,768       $12,595
Oct. 1995       $14,145       $14,481

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The S&P 500 Stock Index is an index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      International Fixed Income Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

---------------------------------------------------------------------------------
                           Average Annual Total Return
---------------------------------------------------------------------------------
                                                  Salomon Brothers Non-U.S. World
International Fixed Income Portfolio                   Government Bond Market
------------------------------------              -------------------------------
Year ended 10/31/95                      14.41%                15.19%
Inception (11/2/92) through 10/31/95     11.45%                11.72%
 --------------------------------------------------------------------------------

   During the past fiscal year, the underperformance of the International Fixed Income Portfolio, as compared to the Salomon Brothers Non-U.S. World Government Bond Market Index, can be attributed to underweighting in Japan. A strong yen produced especially high returns for Japan during the first half of the year. The Portfolio is more diversified with respect to country weightings than the Index, which provides lower volatility of returns.

               Hypothetical Illustration of $10,000 Invested in
   International Fixed Income Portfolio vs. Salomon Brothers Non-U.S. World
                          Government Bond Market Index
                           11/2/92 through 10/31/95

               Glenmede      Salomon
Nov. 1992       $10,000      $10,000
                $10,735      $10,608
Oct. 1993       $11,013      $11,119
                $11,358      $11,483
Oct. 1994       $12,092      $12,099
                $13,518      $13,865
Oct. 1995       $13,834      $13,937

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The Salomon Brothers Non-U.S. World Government Bond Market Index measures the total return performance of government issues of major industrialized countries with the exclusion of U.S. government issues. The index is calculated on a weighted average and includes the effect of income reinvestment.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

------------------------------------------------------------------------------------
                             Average Annual Total Return
------------------------------------------------------------------------------------
                                                           Morgan Stanley EAFE-CAP
International Portfolio                                         Weighted Index
-----------------------------------------                 --------------------------
Year ended 10/31/95                             4.23%              (0.37)%
Five Years ended 10/31/95                      11.63%                6.95%
Inception (11/17/88) through 10/31/95          10.68%                3.60%
------------------------------------------------------------------------------------

   During the past fiscal year and since inception, the International Portfolio has outperformed the Morgan Stanley EAFE-CAP Weighted Index due to the investment manager's disciplined, value-based style. Favorable country and security selection has been the primary reason for the Portfolio's strong relative performance.

                Hypothetical Illustration of $10,000 Invested in
       International Portfolio vs. Morgan Stanley EAFE-CAP Weighted Index
                            11/17/88 through 10/31/95

                Glenmede       Morgan
Nov. 1988       $10,000       $10,000
                $10,896       $10,451
Oct. 1989       $11,207       $10,481
                $11,319        $9,085
Oct. 1990       $11,685        $9,138
                $12,741        $9,481
Oct. 1991       $13,101        $9,774
                $13,736        $8,677
Oct. 1992       $12,743        $8,484
                $15,224       $10,552
Oct. 1993       $17,007       $11,659
                $18,412       $12,308
Oct. 1994       $19,433       $12,836
                $19,420       $12,996
Oct. 1995       $20,254       $12,789

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The Morgan Stanley EAFE-CAP Weighted Index is a capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

-----------------------------------------------------------------------------------
                            Average Annual Total Return
-----------------------------------------------------------------------------------
                                                          Morgan Stanley EAFE-CAP

Institutional International Portfolio                          Weighted Index
-----------------------------------------                --------------------------
Year ended 10/31/95                            0.38%               (0.37)%
Inception (8/1/92) through 10/31/95           11.62%                13.03%
-----------------------------------------------------------------------------------

   During the past fiscal year, the Institutional International Portfolio has outperformed the Morgan Stanley EAFE-CAP Weighted Index due to favorable country and security selection.

                Hypothetical Illustration of $10,000 Invested in
            Institutional International Portfolio vs. Morgan Stanley
                            EAFE-CAP Weighted Index
                             8/1/92 through 10/31/95

               Glenmede        Morgan
Aug. 1992       $10,000       $10,000
Oct. 1992        $9,440        $9,871
Apr 1993        $11,234       $12,280
Oct. 1993       $12,493       $13,568
Apr 1994        $13,511       $14,323
Oct. 1994       $14,240       $14,937
Apr 1995        $13,981       $15,123
Oct. 1995       $14,294       $14,882

* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
-------------------------------------------------------------------------------
The Morgan Stanley EAFE-CAP Weighted Index is a capitalization weighted composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

---------------------------------------------------------------------------------------
                              Average Annual Total Return
---------------------------------------------------------------------------------------
                                                     Morgan Stanley
                                                    Emerging Markets
Emerging Markets Portfolio                             Free Index       IFC Composite
-------------------------------------               ----------------   ----------------
Inception (12/14/94) through 10/31/95    (1.71)%        (12.99)%          (14.89)%
---------------------------------------------------------------------------------------

   Since inception, the Emerging Markets Portfolio has outperformed the Morgan Stanley Emerging Markets Free Index due to an underweight position in Latin America in the early part of the year and an overweight position in some of the best performing markets, such as Greece and Turkey, where the investment manager found the largest number of attractive securities in the first two quarters.

                Hypothetical Illustration of $10,000 Invested in
         Emerging Markets Portfolio vs. Morgan Stanley Emerging Markets
                          Free Index and IFC Composite
                            12/14/94 through 10/31/95

                 Glenmede       Morgan         IFC
Dec. 1994        $10,000       $10,000       $10,000
Apr 1995         $10,300        $8,624        $8,594
Jul 1995         $11,052        $9,309        $9,066
Oct. 1995         $9,829        $8,700        $8,510

 * Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
-------------------------------------------------------------------------------
The Morgan Stanley Emerging Markets Free Index is a measure of the performance of the major emerging economies with sizeable and active equity markets in Asia, Latin America, the Middle East, Africa and Europe. Only those countries open to non-local investors are included. The IFC Composite is a measure of the performance of stock markets in countries with developing economies, especially those meeting World Bank classifications of low-income and middle-income, but may include high-income economies where the stock market is likely to be developing for some time. Markets are included in Latin America, East Asia, South Asia and Europe/Mideast/Africa.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                           Muni Intermediate Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

------------------------------------------------------------------------------------
                            Average Annual Total Return
------------------------------------------------------------------------------------
Muni Intermediate Portfolio                      Lehman 7-Year       Merrill Lynch
-----------------------------------              ---------------    ----------------
Year ended 10/31/95                     11.76%       12.33%             11.24%
Inception (6/5/92) through 10/31/95      5.65%        7.51%              7.00%
------------------------------------------------------------------------------------

   During the past fiscal year, the Muni Intermediate Portfolio has slightly underperformed the Lehman Brothers Municipal 7-Year Bond Index as a result of its slightly shorter duration, state specificity and overall higher quality holdings. The strategy has been to provide a well diversified portfolio with defensive characteristics.

                Hypothetical Illustration of $10,000 Invested in
            Muni Intermediate Portfolio vs. Lehman Brothers Municipal
                              7-Year Bond Index and
                 Merrill Lynch Municipal Bond Index (Bank Trust)
                             6/5/92 through 10/31/95

                Glenmede    Merrill Lynch   L7-year
Jun 1992        $10,000       $10,000       $10,000
Oct. 1992       $10,074       $10,327       $10,366
Apr 1993        $10,669       $11,063       $11,015
Oct. 1993       $11,137       $11,502       $11,607
Apr 1994        $10,912       $11,240       $11,358
Oct. 1994       $10,788       $11,317       $11,388
Apr 1995        $11,459       $11,862       $12,021
Oct. 1995       $12,057       $12,588       $12,792

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The Lehman Brothers Municipal 7-Year Bond Index is a total return performance benchmark for the intermediate-term, investment-grade tax-exempt bond market. The Merrill Lynch Municipal Bond Index (Bank Trust) is designed to model the average characteristics of municipal common trust funds as reported by Nuveen. The index is comprised of municipal securities of various maturities and of a quality range of A/A3 and above.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                            New Jersey Muni Portfolio
                              PORTFOLIO HIGHLIGHTS
                                October 31, 1995

-------------------------------------------------------------------------------------
                             Average Annual Total Return
-------------------------------------------------------------------------------------
New Jersey Muni Portfolio                           Lehman 7-Year      Merrill Lynch
-------------------------------------              ---------------    ---------------
Year ended 10/31/95                      13.25%        12.33%             11.24%
Inception (11/1/93) through 10/31/95      3.67%         5.00%              4.87%
-------------------------------------------------------------------------------------

   The New Jersey Muni Portfolio has outperformed the Lehman Brothers Municipal 7-Year Bond Index as a result of its state specificity and the shortage of available New Jersey municipal bonds. The strategy has been to provide a very high quality, well diversified portfolio with an intermediate maturity to Portfolio investors.

                Hypothetical Illustration of $10,000 Invested in
  New Jersey Muni Portfolio vs. Lehman Brothers Municipal 7-Year Bond Index and
                 Merrill Lynch Municipal Bond Index (Bank Trust)
                            11/1/93 through 10/31/95

                Glenmede      Lehman        Merrill
Nov. 1993       $10,000       $10,000       $10,000
Apr 1994         $9,660        $9,785        $9,819
Oct. 1994        $9,488        $9,811        $9,886
Apr 1995        $10,102       $10,356       $10,363
Oct.1995        $10,744       $11,020       $10,998

* Assumes the reinvestment of all dividends and distributions.
-------------------------------------------------------------------------------
The Lehman Brothers Municipal 7-Year Bond Index is a total return performance benchmark for the intermediate-term, investment-grade tax-exempt bond market. The Merrill Lynch Municipal Bond Index (Bank Trust) is designed to model the average characteristics of municipal common trust funds as reported by Nuveen. The index is comprised of municipal securities of various maturities and of a quality range of A/A3 and above.

Note: The performance shown represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                                October 31, 1995

                                                               Government       Tax-Exempt      Intermediate
                                                                  Cash             Cash          Government
                                                               Portfolio        Portfolio         Portfolio
                                                             --------------   --------------    --------------
ASSETS:
   Investments, at value
   See accompanying schedule:
        Securities .......................................    $195,148,108     $225,039,254     $334,263,030
        Repurchase agreements ............................     217,648,125           --            3,743,000
                                                             --------------   --------------    --------------
                                                               412,796,233      225,039,254      338,006,030
   Cash ..................................................          --              168,801              659
   Receivable from investments sold or principal paydowns           --               --              361,317
   Receivable from fund shares sold ......................          --               --                1,324
   Dividends and/or interest receivable ..................         864,039        1,338,092        4,561,734
   Tax reclaims receivable ...............................          --               --               --
                                                             --------------   --------------    --------------
     Total Assets  .......................................     413,660,272      226,546,147      342,931,064
                                                             --------------   --------------    --------------
LIABILITIES:
   Payable for investment securities purchased ...........       3,000,000           --               --
   Payable for fund shares redeemed ......................          --               --               --
   Dividends payable .....................................       1,960,013          696,550           --
   Investment advisory fee payable .......................          --               --               --
   Administration fee payable ............................          15,000            7,222           11,700
   Accrued expenses and other payables ...................          80,034           34,372           45,074
                                                             --------------   --------------    --------------
     Total Liabilities  ..................................       5,055,047          738,144           56,774
                                                             --------------   --------------    --------------
NET ASSETS  ..............................................    $408,605,225     $225,808,003     $342,874,290
                                                             ==============   ==============    ==============
NET ASSETS consist of:
   Undistributed net investment income ...................    $     71,402     $     --         $  1,764,711
   Accumulated net realized gain/(loss) on investments
     sold, and foreign currency translations  ............         (28,727)         (74,721)     (11,984,533)
   Net unrealized appreciation/(depreciation) of
     investments, and foreign currency translations  .....          --               --            4,803,566
   Par value .............................................         408,562          225,883           33,099
   Paid-in capital in excess of par value ................     408,153,988      225,656,841      348,257,447
                                                             --------------   --------------    --------------
   Total Net Assets ......................................    $408,605,225     $225,808,003     $342,874,290
                                                             ==============   ==============    ==============
NET ASSET VALUE, offering and redemption price per share
   of common stock outstanding ...........................           $1.00            $1.00           $10.36
                                                             ==============   ==============    ==============
Number of Portfolio shares outstanding  ..................     408,562,550      225,882,724       33,099,045
                                                             ==============   ==============    ==============
Investments, at cost  ....................................    $412,796,233     $225,039,254     $333,202,464
                                                             ==============   ==============    ==============

                       See Notes to Financial Statements.

                     Small                         International
                 Capitalization       Model            Fixed                            Institutional      Emerging
    Equity           Equity          Equity            Income        International      International       Markets
   Portfolio       Portfolio        Portfolio        Portfolio         Portfolio          Portfolio        Portfolio
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
 $78,384,437      $167,529,631     $15,694,243      $25,475,098       $314,907,196       $41,970,257      $27,774,149
   1,772,000         4,985,000         279,000           45,000         31,750,000         2,427,000               --
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
  80,156,437       172,514,631      15,973,243       25,520,098        346,657,196        44,397,257       27,774,149
         904                11             791              978                932           352,650           62,699
       --               99,727           --             539,644             --                 --               --
       --               --               --               --                --                20,000            --
      18,776           162,212          26,841          922,765            657,176            64,997            8,022
       --               --               --               --               912,236            53,418            --
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
  80,176,117       172,776,581      16,000,875       26,983,485        348,227,540        44,888,322       27,844,870
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------

       --            1,790,749           --               --             4,865,814           618,264          341,191
       --               --               --               --                --                30,754            --
       --               --               --               --                --                    --            --
       --               --               --               --                --                19,000          148,000
       3,000             6,400             650              975             19,123             1,100            1,500
      16,230            10,926          19,686           23,053            133,710            13,661           57,581
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
      19,230         1,808,075          20,336           24,028          5,018,647           682,779          548,272
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
 $80,156,887      $170,968,506     $15,980,539      $26,959,457       $343,208,893       $44,205,543      $27,296,598
 =============   ==============   =============    ===============   ===============   ===============   =============

 $    46,472      $     10,971     $    37,322      $   311,915       $  1,031,327       $   (98,385)     $    44,952

     194,356                --           5,658           15,020             59,344            (2,357)        (348,325)

  11,347,451        21,712,805         330,648        1,933,472         33,136,098         1,435,427       (1,075,968)
       5,465            11,416           1,545            2,434             27,034             3,584            2,805
  68,563,143       149,233,314      15,605,366       24,696,616        308,955,090        42,867,274       28,673,134
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
 $80,156,887      $170,968,506     $15,980,539      $26,959,457       $343,208,893       $44,205,543      $27,296,598
 =============   ==============   =============    ===============   ===============   ===============   =============

      $14.67            $14.98          $10.34           $11.07             $12.70            $12.34            $9.73
 =============   ==============   =============    ===============   ===============   ===============   =============
   5,464,696        11,416,545       1,545,474        2,434,306         27,034,127         3,582,959        2,804,867
 =============   ==============   =============    ===============   ===============   ===============   =============
 $68,808,986      $150,738,101     $15,642,594      $23,597,289       $313,552,861       $42,962,255      $28,849,979
 =============   ==============   =============    ===============   ===============   ===============   =============

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            STATEMENTS OF OPERATIONS
                       For the year ended October 31, 1995

                                                              Government     Tax-Exempt     Intermediate
                                                                 Cash           Cash         Government
                                                              Portfolio       Portfolio       Portfolio
                                                              ----------      ---------      -----------
Investment income:
    Dividends (net of foreign withholding taxes)+ .........  $    --          $   --         $   --
    Interest (net of foreign withholding taxes)++ .........   25,532,604       8,205,058      22,334,233
                                                            --------------- --------------  ----------------
         Total investment income  .........................   25,532,604       8,205,058      22,334,233
                                                            --------------- --------------  ----------------
Expenses:
    Investment advisory fee ..............................        --              --             --
    Administration fee ...................................       297,755         156,299         242,809
    Custodian fee ........................................        35,935          17,949          27,355
    Legal and audit fees .................................        31,645          21,757          19,189
    Directors' fees and expenses  .........................       14,031           6,552          10,199
    State franchise taxes ................................        38,401          19,339          32,993
    Registration and filing fees  .........................       28,067          14,165         --
    Other expenses .......................................       190,898          82,920          21,432
                                                            --------------- --------------  ----------------
         Total expenses ..................................       636,732         318,981         353,977
                                                            --------------- --------------  ----------------
Net investment income .....................................   24,895,872       7,886,077      21,980,256
                                                            --------------- --------------  ----------------
Realized and unrealized gain/(loss) on investments:
    Net realized gain/(loss) on:
         Securities transactions  .........................      (26,819)        (27,815)      5,099,980
         Foreign currency translation  ....................       --              --             --
                                                            --------------- --------------  ----------------
         Net realized gain/(loss) on investments ..........      (26,819)        (27,815)      5,099,980
                                                            --------------- --------------  ----------------
    Net change in unrealized appreciation/(depreciation)
       of:
         Securities ......................................        --              --         10,354,660
         Foreign currency translation  ....................       --              --             --
                                                            --------------- --------------  ----------------
         Net unrealized appreciation/(depreciation) on
           investments  ..................................        --              --         10,354,660
                                                            --------------- --------------  ----------------
Net realized and unrealized gain/(loss) on investments  ..       (26,819)        (27,815)     15,454,640
                                                            --------------- --------------  ----------------
Net increase/(decrease) in net assets resulting from
  operations .............................................   $24,869,053      $7,858,262     $37,434,896
                                                            =============== ==============  ================

------
 + The Equity Portfolio, Small Capitalization Equity Portfolio, Model Equity
   Portfolio, International Portfolio Institutional International Portfolio and Emerging Markets Portfolio had foreign dividend withholding taxes of $20,041, $5,569, $5,961, $1,084,804, $72,360 and $20,008, respectively.

++ The International Fixed Income Portfolio had foreign interest withholding taxes of $85,264.

 * The Emerging Markets Portfolio commenced operations on December 14, 1994.

                       See Notes to Financial Statements.

                     Small                        International
                 Capitalization      Model            Fixed                            Institutional       Emerging
    Equity           Equity          Equity           Income        International      International       Markets
   Portfolio       Portfolio       Portfolio        Portfolio         Portfolio          Portfolio        Portfolio*
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
 $ 1,610,984         $2,401,639     $  532,237         $ --             $ 7,741,637       $   483,545      $   427,471
      92,879            484,151         29,837          1,711,993           844,391            95,790          236,878
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
   1,703,863          2,885,790        562,074          1,711,993         8,586,028           579,335          664,349
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

       --               --              --               --                --                 155,065          239,919
      49,501            100,933         13,986             18,299           228,285            13,890           11,921
       6,086             10,735          1,414             12,321            85,907            11,736            9,562
       9,203             18,314          6,815             10,942            31,961             6,729           13,517
       3,153              4,902            657              1,927            10,304             1,049            2,050
       6,276             12,647          1,737              2,207            27,975             1,887            1,350
       8,403             10,606         --                  1,484            17,562             7,762              438
      14,965             34,345         12,563             11,711           147,063               436           48,218
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
      97,587            192,482         37,172             58,891           549,057           198,554          326,975
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
   1,606,276          2,693,308        524,902          1,653,102         8,036,971           380,781          337,374
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

   2,910,296         17,015,673      2,726,152             (1,251)       14,683,934           842,438         (348,325)
       --               --              --                103,588          (288,298)         (480,875)         (62,805)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
   2,910,296         17,015,673      2,726,152            102,337        14,395,636           361,563         (411,130)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

  10,171,776          8,446,898       (426,228)         1,652,832        (8,673,647)       (1,207,681)      (1,075,829)
       --               --              --                (22,632)          (55,600)           (2,886)            (139)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

  10,171,776          8,446,898       (426,228)         1,630,200        (8,729,247)       (1,210,567)      (1,075,968)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------
  13,082,072         25,462,571      2,299,924          1,732,537         5,666,389          (849,004)      (1,487,098)
 -------------   --------------   ------------    ---------------   ---------------   ---------------   --------------

 $14,688,348        $28,155,879     $2,824,826         $3,385,639       $13,703,360       $  (468,223)     $(1,149,724)
 =============   ==============   ============    ===============   ===============   ===============   ==============

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       For the year ended October 31, 1995

                                                                  Government       Tax-Exempt      Intermediate
                                                                     Cash             Cash          Government
                                                                  Portfolio        Portfolio         Portfolio
                                                                --------------   --------------    --------------
Net investment income  ......................................    $ 24,895,872     $  7,886,077     $ 21,980,256
Net realized gain/(loss) on investments  ....................         (26,819)         (27,815)       5,099,980
Net unrealized appreciation/(depreciation) on investments
  and net assets ............................................          --               --           10,354,660
                                                                --------------   --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations ................................................      24,869,053        7,858,262       37,434,896
Distributions to shareholders:
     From net investment income  ............................     (24,895,872)      (7,886,077)     (22,229,135)
     From net realized gain on investments  .................          --               --               --
Net increase/(decrease) in net assets from capital share
   transactions .............................................      55,227,181        2,850,330       (6,128,007)
                                                                --------------   --------------    --------------
Net increase/(decrease) in net assets  ......................      55,200,362        2,822,515        9,077,754
NET ASSETS:
Beginning of year  ..........................................     353,404,863      222,985,488      333,796,536
                                                                --------------   --------------    --------------
End of year  ................................................    $408,605,225     $225,808,003     $342,874,290
                                                                ==============   ==============    ==============
Undistributed net investment income  ........................    $     71,402     $    --          $  1,807,787
                                                                ==============   ==============    ==============

===============================================================================
                     For the year ended October 31, 1994

                                                                  Government       Tax-Exempt       Intermediate
                                                                     Cash             Cash           Government
                                                                  Portfolio        Portfolio         Portfolio
                                                                --------------   --------------    ---------------
Net investment income  ......................................    $ 11,682,245     $  4,431,391     $  26,783,336
Net realized gain/(loss) on investments, forward foreign
  exchange contracts and foreign currency transactions ......          (1,000)          (8,905)      (17,345,585)
Net unrealized appreciation/(depreciation) of investments,
  forward foreign exchange contracts, foreign currency
  transactions and net other assets .........................          --               --           (25,015,563)
                                                                --------------   --------------    ---------------
Net increase/(decrease) in net assets resulting from
  operations ................................................      11,681,245        4,422,486       (15,577,812)
Distributions to shareholders:
     From net investment income  ............................     (11,682,245)      (4,431,391)      (27,193,931)
     In excess of net investment income  ....................          --               --                --
     From net realized gain on investments  .................          --               --                --
     In excess of net realized gain on investments  .........          --               --                --
Net increase/(decrease) in net assets from capital share
   transactions .............................................     105,589,405      116,404,319      (205,254,234)
                                                                --------------   --------------    ---------------
Net increase/(decrease) in net assets  ......................     105,588,405      116,395,414      (248,025,977)
NET ASSETS:
Beginning of year  ..........................................     247,816,458      106,590,074       581,822,513
                                                                --------------   --------------    ---------------
End of year  ................................................    $353,404,863     $222,985,488     $ 333,796,536
                                                                ==============   ==============    ===============
Undistributed net investment income  ........................    $     71,402     $    --          $   2,056,666
                                                                ==============   ==============    ===============

------
  * The Model Equity Portfolio commenced operations on December 31, 1992.
 ** The International Fixed Income Portfolio commenced operations on
    November 2, 1992.
  + The Emerging Markets Portfolio commenced operations on December 14, 1994.

                       See Notes to Financial Statements.

                     Small                         International
                 Capitalization       Model            Fixed                            Institutional      Emerging
    Equity           Equity          Equity            Income        International      International       Markets
   Portfolio       Portfolio        Portfolio        Portfolio         Portfolio          Portfolio       Portfolio+
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
  $  1,606,276    $  2,693,308     $   524,902      $ 1,653,102       $  8,036,971       $   380,781      $   337,374
     2,910,296      17,015,673       2,726,152          102,337         14,395,636           361,563         (411,130)

    10,171,776       8,446,898        (426,228)       1,630,200         (8,729,247)       (1,210,567)      (1,075,968)
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------

    14,688,348      28,155,879       2,824,826        3,385,639         13,703,360          (468,223)      (1,149,724)

   (1,678,803)      (2,730,374)       (516,246)      (1,482,934)        (7,792,634)          (26,978)        (229,617)
   (2,715,940)     (17,034,956)     (2,225,023)         (24,321)       (14,630,296)         (841,909)           --

     5,817,579      52,705,701      (4,757,431)       8,496,635         59,415,662        28,466,613       28,675,939
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
    16,111,184      61,096,250      (4,673,874)      10,375,019         50,696,092        27,129,503       27,296,598

    64,045,703     109,872,256      20,654,413       16,584,438        292,512,801        17,076,040            --
 -------------   --------------   -------------    ---------------   ---------------   ---------------   -------------
   $80,156,887    $170,968,506     $15,980,539      $26,959,457       $343,208,893       $44,205,543      $27,296,598
 =============   ==============   =============    ===============   ===============   ===============   =============
 $      46,472    $    267,286     $    37,322      $   248,918       $  1,031,327       $   138,145      $   107,757
 =============   ==============   =============    ===============   ===============   ===============   =============

===============================================================================

                     Small                         International
                 Capitalization       Model            Fixed                            Institutional
    Equity           Equity          Equity            Income        International      International
   Portfolio       Portfolio       Portfolio*       Portfolio**        Portfolio          Portfolio
 -------------   --------------   -------------    ---------------   ---------------   ---------------
  $  1,378,395    $  1,039,334     $   359,372      $   961,641       $  5,454,484       $   197,115

     2,580,800       2,028,036        (495,472)         895,939         23,395,727         1,095,392

   (3,176,324)        (817,284)           (663)        (361,299)         5,041,750           624,321
 -------------   --------------   -------------    ---------------   ---------------   ---------------
       782,871       2,250,086        (136,763)       1,496,281         33,891,961         1,916,828

   (1,282,665)        (991,297)       (343,257)      (1,007,686)        (4,904,564)         (155,926)
       --               --               --            (714,685)            --                 --
   (2,585,081)      (2,008,753)          --            (102,505)       (23,731,567)       (1,097,961)
       --               --               --               --              (303,868)          (20,021)

    23,519,477      42,204,376       7,165,619        1,112,406         66,045,827         3,453,680
 -------------   --------------   -------------    ---------------   ---------------   ---------------
    20,434,602      41,454,412       6,685,599          783,811         70,997,789         4,096,600

    43,611,101      68,417,844      13,968,814       15,800,627        221,515,012        12,979,440
 -------------   --------------   -------------    ---------------   ---------------   ---------------
  $ 64,045,703    $109,872,256     $20,654,413      $16,584,438       $292,512,801       $17,076,040
 =============   ==============   =============    ===============   ===============   ===============
  $    118,999    $     48,037     $    28,666      $    78,750       $  1,072,118       $    28,158
 =============   ==============   =============    ===============   ===============   ===============

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year.

                                                                        Government Cash Portfolio
                                                      ---------------------------------------------------------------
                                                                         Year Ended October 31,
                                                      ---------------------------------------------------------------
                                                         1995         1994          1993         1992         1991
                                                      ----------   ----------   ----------   ----------    ----------
Net asset value, beginning of year ................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                     ------------ ------------ ------------ ------------  ------------
Net investment income  ............................       0.059        0.038        0.031        0.041         0.064
Distributions from net investment income  .........      (0.059)      (0.038)      (0.031)      (0.041)       (0.064)
                                                     ------------ ------------ ------------ ------------  ------------
Net asset value, end of year ......................    $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                     ============ ============ ============ ============  ============
Total return+  ....................................        5.87%        3.78%        3.18%        4.19%         6.59%
                                                     ============ ============ ============ ============  ============
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's) ................    $408,605     $353,405     $247,816     $203,882      $253,260
Ratio of operating expenses to average net assets..        0.15%        0.11%        0.11%        0.13%         0.13%
Ratio of net investment income to average net
 assets  ..........................................        5.71%        3.82%        3.14%        4.18%         6.45%

------
+ Total return represents aggregate total return for the period indicated.
===============================================================================
                  For a share outstanding throughout each year.

                                                                              Tax-Exempt Cash Portfolio
                                                      -------------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                      -------------------------------------------------------------------------
                                                         1995             1994          1993            1992            1991
                                                       ----------      ----------    ----------      ----------      ----------
Net asset value, beginning of year ................      $   1.00         $   1.00       $   1.00       $   1.00        $  1.00
                                                     ------------     ------------   ------------   ------------    -----------
Net investment income .............................         0.038            0.025          0.023          0.033          0.047
Distributions from net investment income ..........        (0.038)          (0.025)        (0.023)        (0.033)        (0.047)
                                                     ------------     ------------   ------------   ------------    -----------
Net asset value, end of year ......................      $   1.00         $   1.00       $   1.00       $   1.00        $  1.00
                                                     ============     ============   ============   ============    ===========
Total return+ .....................................          3.76%            2.48%          2.34%          3.30%          4.83%
                                                     ============     ============   ============   ============    ===========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's) ................      $225,808         $222,985       $106,590       $125,826        $81,394
Ratio of operating expenses to average net assets .          0.15%            0.13%          0.13%          0.15%          0.16%
Ratio of net investment income to average net
 assets ...........................................          3.69%            2.52%          2.33%          3.21%          4.78%

------
+ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year.

                                                                     Intermediate Government Portfolio
                                                  --------------------------------------------------------------------------
                                                                            Year Ended October 31,
                                                  ---------------------------------------------------------------------------
                                                     1995            1994            1993             1992            1991
                                                  ----------      ----------       ----------       ----------    ----------
Net asset value, beginning of year ............   $     9.89     $     10.84      $     10.76      $     10.61     $     10.11
                                                  -----------     -----------      -----------      -----------     -----------
Income from investment operations:
Net investment income .........................         0.69            0.64             0.66             0.74            0.87
Net realized and unrealized gain/(loss) on
 investments ..................................         0.46           (0.96)            0.41             0.22            0.56
                                                  -----------     -----------      -----------      -----------     -----------
Total from investment operations ..............         1.15           (0.32)            1.07             0.96            1.43
                                                  -----------     -----------      -----------      -----------     -----------
Less Distributions:
Distributions from net investment income ......        (0.68)          (0.63)           (0.67)           (0.70)          (0.93)
Distributions from net realized capital gains .          --              --             (0.32)           (0.11)           --
                                                  -----------     -----------      -----------      -----------     -----------
Total Distributions ...........................        (0.68)          (0.63)           (0.99)           (0.81)          (0.93)
                                                  -----------     -----------      -----------      -----------     -----------
Net asset value, end of year ..................   $    10.36     $      9.89      $     10.84      $     10.76     $     10.61
                                                  ===========     ===========      ===========      ===========     ===========
Total return+ .................................        12.06%          (3.03)%          10.38%            9.34%          14.75%
                                                  ===========     ===========      ===========      ===========     ===========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's) ............   $  342,874     $   333,797      $   581,823      $   445,816     $   265,963
Ratio of operating expenses to average net
 assets .......................................         0.11%           0.12%*           0.14%*           0.16%           0.16%
Ratio of net investment income to average net
 assets .......................................         6.67%           6.06%            6.03%            7.03%           8.22%
Portfolio turnover rate .......................          228%            165%              83%              39%             91%

------
+ Total return represents aggregate total return for the period indicated.
* The annualized operating expense ratios exclude interest expense. The ratios including interest expense for the years ended October 31, 1994 and October 31, 1993 were 0.14% and 0.16%, respectively.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year.

                                                                                 Equity Portfolio
                                                              ------------------------------------------------------
                                                                               Year Ended October 31,
                                                              ------------------------------------------------------
                                                               1995       1994         1993       1992        1991
                                                              -------    -------      -------     ------      ------
Net asset value, beginning of year ........................   $ 12.56    $ 13.23      $ 11.84     $ 11.21     $ 8.57
                                                              -------    -------      -------     -------     ------
Income from investment operations:
Net investment income .....................................      0.32       0.31         0.32        0.31       0.29
Net realized and unrealized gain/(loss) on investments ....      2.64      (0.17)        1.63        0.65       2.66
                                                              -------    -------      -------     -------     ------
Total from investment operations ..........................      2.96       0.14         1.95        0.96       2.95
                                                              -------    -------      -------     -------     ------
Less Distributions:
Distributions from net investment income ..................     (0.33)    (0.29)       (0.32)       (0.33)     (0.31)
Distributions from net realized capital gains .............     (0.52)    (0.52)       (0.24)       --          --
                                                              -------    -------      -------     -------     ------
Total Distributions .......................................     (0.85)     (0.81)       (0.56)      (0.33)     (0.31)
                                                              -------    -------      -------     -------     ------
Net asset value, end of year ..............................   $ 14.67    $ 12.56      $ 13.23     $ 11.84     $11.21
                                                              =======    =======      =======     =======     ======
Total return+ .............................................     23.78%      1.21%       16.60%       8.62%     34.81%
                                                              =======    =======      =======     =======     ======
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's) ........................   $80,157    $64,046      $43,611     $18,049     $9,135
Ratio of operating expenses to average net assets .........      0.14%      0.16%        0.20%       0.24%      0.22%
Ratio of net investment income to average net assets ......      2.32%      2.40%        2.61%       2.91%      2.89%
Portfolio turnover rate ...................................        70%       109%          61%         30%        86%

------
+ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period.

                                                                       Small Capitalization Equity Portfolio
                                                           -------------------------------------------------------------
                                                                                                               Period
                                                                       Year Ended October 31,                   Ended
                                                           ----------------------------------------------    October 31,
                                                             1995         1994         1993        1992          1991+
                                                           ---------    ---------    --------    --------     ----------
Net asset value, beginning of year .....................   $  13.95     $  13.97     $ 11.12     $ 11.02       $ 10.00
                                                           ---------    ---------    --------    --------      --------
Income from investment operations:
Net investment income  .................................       0.28         0.16        0.14        0.16           0.16
Net realized and unrealized gain on investments ........       2.69         0.23        3.60        0.09           1.02
                                                           ---------    ---------    --------    --------      --------
Total from investment operations .......................       2.97         0.39        3.74        0.25           1.18
                                                           ---------    ---------    --------    --------      --------
Less Distributions:
Distributions from net investment income  ..............      (0.26)       (0.15)      (0.15)      (0.15)         (0.16)
Distributions from net realized capital gains  .........      (1.68)       (0.26)      (0.74)       --             --
                                                           ---------    ---------    --------    --------      --------
Total Distributions  ...................................      (1.94)       (0.41)      (0.89)      (0.15)         (0.16)
                                                           ---------    ---------    --------    --------      --------
Net asset value, end of year ...........................   $  14.98     $  13.95     $ 13.97     $ 11.12        $ 11.02
                                                           =========    =========    ========    ========      ========
Total return++  ........................................      21.15%        2.85%      33.86%       2.32%         11.84%
                                                           =========    =========    ========    ========      ========
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's) .....................   $170,969     $109,872     $68,418     $39,728        $39,631
Ratio of operating expenses to average net assets ......       0.14%        0.14%       0.14%       0.19%          0.20%*
Ratio of net investment income to average net assets....       1.92%        1.18%       1.08%       1.44%          2.24%*
Portfolio turnover rate ................................         57%          31%         63%         56%            29%

------
 + The Portfolio commenced operations on March 1, 1991.
++ Total return represents aggregate total return for the period indicated.
 * Annualized.
===============================================================================
                 For a share outstanding throughout each period.

                                                                        Model Equity Portfolio
                                                              --------------------------------------------
                                                                                                Period
                                                                 Year Ended October 31,          Ended
                                                              ---------------------------      October 31,
                                                                  1995           1994             1993+
                                                              ----------       ----------      -----------
Net asset value, beginning of period ......................   $    10.62       $    10.92       $    10.00
                                                              ----------       ----------       ----------
Income from investment operations:
Net investment income .....................................         0.32             0.21             0.21
Net realized and unrealized gain/(loss) on investments ....         1.38            (0.31)            2.06
                                                              ----------       ----------       ----------
Total from investment operations ..........................         1.70            (0.10)            2.27
                                                              ----------       ----------       ----------
Less Distributions:
Distributions from net investment income ..................        (0.31)           (0.20)           (0.20)
Distributions from net realized capital gains .............        (1.67)         --                 (1.15)
                                                              ----------       ----------       ----------
Total Distributions .......................................        (1.98)           (0.20)           (1.35)
                                                              ----------       ----------       ----------
Net asset value, end of period ............................   $    10.34       $    10.62       $    10.92
                                                              ==========       ==========       ==========
Total return++ ............................................        16.01%           (0.91)%          23.05%
                                                              ==========       ==========       ==========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's) ......................   $   15,981       $   20,654       $   13,969
Ratio of operating expenses to average net assets .........         0.20%            0.24%            0.24%*
Ratio of net investment income to average net assets ......         2.80%            2.04%            2.47%*
Portfolio turnover rate ...................................          227%             287%             230%

------
 + The Portfolio commenced operations on December 31, 1992.
++ Total return represents aggregate total return for the period indicated.
 * Annualized.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year.

                                                         International Fixed Income Portfolio
                                                       ----------------------------------------
                                                        Year Ended October 31,    Period Ended
                                                        ----------------------     October 31,
                                                          1995         1994           1993+
                                                        ---------   ----------    --------------
Net asset value, beginning of period  ................   $ 10.25      $ 10.45           $ 10.00
                                                        --------    ---------       -----------
Income from investment operations:
Net investment income ................................      0.66         0.65              0.40
Net realized and unrealized gain on investments ......      0.78         0.34              0.59
                                                        --------    ---------       -----------
Total from investment operations  ....................      1.44         0.99              0.99
                                                        --------    ---------       -----------
Less Distributions:
Distributions from net investment income  ............     (0.61)       (0.66)            (0.45)
Distributions in excess of net investment income .....      --          (0.46)            --
Distributions from net realized capital gains ........     (0.01)       (0.07)            (0.09)
                                                        --------    ---------       -----------
Total Distributions ..................................     (0.62)       (1.19)            (0.54)
                                                        --------    ---------       -----------
Net asset value, end of period .......................   $ 11.07      $ 10.25           $ 10.45
                                                        ========    =========       ===========
Total return++  ......................................     14.41%        9.79%            10.13%
                                                        ========    =========       ===========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)  ................   $26,959      $16,584           $15,801
Ratio of operating expenses to average net assets ....      0.23%        0.24%             0.24%*
Ratio of net investment income to average net assets .      6.50%        5.99%             6.04%*
Portfolio turnover rate ..............................        30%          39%               27%

------
 +The Portfolio commenced operations on November 2, 1992.
++Total return represents aggregate total return for the period indicated.
 *Annualized.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout each year.

                                                                     International Portfolio
                                                      ------------------------------------------------------------
                                                                      Year Ended October 31,
                                                      ------------------------------------------------------------
                                                        1995         1994        1993         1992         1991
                                                      ---------   ----------   ---------    ---------    ---------
Net asset value, beginning of year  ................. $  13.04    $  12.69     $   9.84     $  10.89      $  10.48
                                                      --------    ---------    ---------    ---------     --------
Income from investment operations:
Net investment income ...............................     0.32        0.27         0.27         0.26          0.21
Net realized and unrealized gain/(loss) on
 investments ........................................     0.23        1.50         2.98        (0.51)         1.00
                                                      --------    ---------    ---------    ---------    ---------
Total from investment operations ....................     0.55        1.77         3.25        (0.25)         1.21
                                                      --------    ---------    ---------    ---------    ---------
Less Distributions:
Distributions from net investment income ............    (0.32)      (0.25)       (0.26)       (0.26)        (0.28)
Distributions from net realized gains ...............    (0.57)      (1.16)       (0.14)       (0.54)        (0.52)
Distributions in excess of net realized gains .......                (0.01)        --           --           --
                                                      --------    ---------    ---------    ---------    ---------
Total Distributions  ................................    (0.89)      (1.42)       (0.40)       (0.80)        (0.80)
                                                      --------    ---------    ---------    ---------    ---------
Net asset value, end of year ........................ $  12.70    $  13.04     $  12.69     $   9.84      $  10.89
                                                      ========    =========    =========    =========    =========
Total return+  ......................................     4.23%      14.26%       33.47%       (2.73)%       12.12%
                                                      ========    =========    =========    =========    =========
Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000's) .................. $343,209    $292,513     $221,515     $167,191      $176,397
Ratio of operating expenses to average net assets ...     0.18%       0.16%        0.17%        0.23%         0.23%
Ratio of net investment income to average net assets.     2.61%       2.11%        2.31%        2.47%         2.99%
Portfolio turnover rate .............................       24%         39%          34%          40%           46%

------
+Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period.

                                                                Institutional International Portfolio
                                                          --------------------------------------------------
                                                                     Year Ended                   Period
                                                                     October 31,                   Ended
                                                          ----------------------------------     October 31,
                                                             1995        1994         1993         1992+
                                                          ---------   ---------    ---------   -------------
Net asset value, beginning of year  .....................   $ 12.63      $ 12.00      $  9.42       $10.00
                                                             -------     -------      -------       ------
Income from investment operations:
Net investment income(1) ................................      0.19         0.16         0.15         0.03
Net realized and unrealized gain/(loss) on investments ..     (0.13)        1.49         2.88        (0.60)
                                                             ------      -------      -------       ------
Total from investment operations  .......................      0.06         1.65         3.03        (0.57)
                                                             ------      -------      -------       ------
Less Distributions:
Distributions from net investment income ................     (0.18)       (0.13)       (0.14)       (0.01)
Distributions from net realized capital gains ...........     (0.17)       (0.87)       (0.31)      --
Distributions in excess of net realized gains ...........      --          (0.02)        --         --
                                                             ------      -------      -------       ------
Total Distributions .....................................     (0.35)       (1.02)       (0.45)       (0.01)
                                                             ------      -------      -------       ------
Net asset value, end of year  ...........................   $ 12.34      $ 12.63      $ 12.00       $ 9.42
                                                            =======      =======      =======       ======
Total return++ ..........................................      0.38%       13.85%       32.34%       (5.60)%
                                                            =======      =======      =======       ======
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  .....................   $44,206      $17,076      $12,979       $9,416
Ratio of operating expenses to average net assets** .....      0.93%        1.00%        1.00%        1.00%*
Ratio of net investment income to average net assets  ...      1.78%        1.29%        1.41%        1.28%*
Portfolio turnover rate .................................        25%          39%          34%          10%

------
 +  The Portfolio commenced operations on August 1, 1992.
++  Total return represents aggregate total return for the period indicated.
 *  Annualized.
** Annualized expense ratios before waiver of fees and/or expenses reimbursed by investment advisor for the year ended October 31, 1994 and 1993 and the period ended October 31, 1992 were 1.01%, 1.08% and 1.08%, respectively.
(1) Net investment income before waiver of fees and/or expenses reimbursed by the investment advisor for the years ended October 31, 1994 and 1993 and the period ended October 31, 1992 was $0.16, $0.14 and $0.03, respectively.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout the period.

                                                          Emerging Markets Portfolio*
                                                          ---------------------------
                                                                 Period Ended
                                                                  October 31,
                                                                     1995
                                                                ---------------
Net asset value, beginnning of period  .................           $ 10.00
                                                                   -------
Net investment income ..................................              0.16
Net realized and unrealized gain/(loss) on investments .             (0.31)
                                                                   -------
Total from investment operations  ......................             (0.15)
                                                                   -------
Less Distributions:
Distributions from net investment income ...............             (0.12)
Distributions from net realized capital gains ..........              --
                                                                   -------
Total Distributions ....................................             (0.12)
                                                                   -------
Net asset value, end of period  ........................           $  9.73
                                                                   =======
Total Return  ..........................................             (1.96)%**
                                                                   =======
Ratios to average net assets/Supplemental data:
Net assets, end of year (in 000's)  ....................           $27,297
Ratio of operating expenses to average net assets ......              1.81%**
Ratio of net investment income to average net assets  ..              1.87%**
Portfolio turnover rate ................................                50%

------
 *The Emerging Markets Portfolio commenced operations on December 14, 1994. **Annualized.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Government Cash Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
AGENCY DISCOUNT NOTES+ -- 47.0%
                Federal Home Loan Banks:
$15,000,000        5.82% due 11/1/95...................................................   $ 15,000,000
 15,000,000        6.64% due 11/9/95...................................................     14,981,433
 15,000,000        5.55% due 12/8/95...................................................     14,903,667
 15,000,000        5.43% due 12/11/95..................................................     14,914,438
 15,000,000        6.12% due 12/11/95..................................................     14,907,000
 15,000,000        5.61% due 12/13/95..................................................     14,902,700
 15,000,000        5.62% due 12/26/95..................................................     14,873,500
 15,000,000        6.20% due 1/16/96...................................................     14,823,616
 15,000,000        6.35% due 4/1/96....................................................      9,768,200
                Farmer Mac Discount Notes:
 19,000,000        5.70% due 11/15/95..................................................     18,958,474
                Federal National Mortgage Association:
 15,000,000        5.95% due 2/12/96...................................................     14,762,671
 15,000,000        6.16% due 2/16/96...................................................     14,754,346
 15,000,000        6.31% due 4/26/96...................................................     14,598,063
                                                                                          -------------
                TOTAL AGENCY DISCOUNT NOTES
                   (Cost $192,148,108).................................................    192,148,108
                                                                                          -------------
AGENCY NOTES -- 0.7%
                Federal Farm Credit Bank:
  3,000,000        5.66% due 2/1/96....................................................      3,000,000
                                                                                          -------------
                TOTAL AGENCY NOTES
                   (Cost $3,000,000)...................................................      3,000,000
                                                                                          -------------
REPURCHASE AGREEMENTS++ -- 53.3%
 15,000,000     Agreement with Bear Stearns & Co., 5.72% dated 8/8/95 to be repurchased at $15,216,883 on 11/7/95, collateralized by:
                   $15,081,088 Federal Home Loan Mortgage Corporation #1666F,
                   7.08% due 1/15/24,
                   $466,399 Federal Home Loan Mortgage Association #216755,
                   6.93% due 9/1/23....................................................      15,000,000
 15,000,000     Agreement with Bear Stearns & Co., 5.74% dated 8/25/95 to be repurchased at $15,176,983 on 11/27/95, collateralized by:
                   $850,291 Federal Home Loan Mortgage Corporation #C90096,
                   9.00% due 4/1/15,
                   $5,254,549 Federal Home Loan Mortgage Association #124541,
                   9.25% due 12/1/16,
                   $4,270,257 Federal Home Loan Mortgage Corporation #89-41,
                   10.00% due 5/15/20,
                   $5,201,550 Federal National Mortgage Association #91-101,
                   9.00% due 12/25/19..................................................      15,000,000
 15,000,000     Agreement with Daiwa Securities America Inc., 5.70% dated 10/16/95 repurchased at $15,075,250 on 11/15/95, collateralized by:
                   $15,342,701 United States Treasury Bonds, 8.875% due 08/15/17.......      15,000,000
 15,000,000     Agreement with Greenwich Capital Corp., 5.75% dated 10/11/95 to be repurchased at $15,081,458 on 11/14/95, collateralized by:
                   $15,390,729 Federal National Mortgage Association, ARM #190086,
                   6.98% due 10/01/23..................................................      15,000,000
 15,000,000     Agreement with J.P. Morgan Securities, 5.72% dated 9/12/95 to be repurchased at $15,150,150 on 11/14/95, collateralized by:
                   $15,389,812 Federal National Mortgage Association #326885,
                   7.00% due 10/1/25...................................................      15,000,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Government Cash Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
REPURCHASE AGREEMENTS -- (Continued)
$15,000,000     Agreement with Merrill Lynch & Co., 5.75% dated 8/22/95 to be repurchased at $15,215,625 on 11/20/95, collateralized by:
                   $15,832,632 Federal Home Loan Mortgage Association #1522,
                   6.00% due 8/15/16...................................................     $15,000,000
 15,000,000     Agreement with Merrill Lynch & Co., 5.72% dated 10/13/95 to be repurchased at $15,214,500 on 1/11/96, collateralized by:
                   $15,872,008 Federal Home Loan Mortgage Association #845774,
                   6.35% due 6/1/24....................................................      15,000,000
 67,648,125     Agreement with Nomura Securities, Inc., 5.93%, dated 10/31/95 to be repurchased at $67,659,268 on 11/1/95, collateralized by:
                   $9,824,750 Federal National Mortgage Association #94-20 PD,
                   5.85% due 12/25/06,
                   $9,876,000 Federal National Mortgage Association #94-17E,
                   6.00% due 2/25/07,
                   $9,874,750 Federal National Mortgage Association #94-02C,
                   5.25% due 11/25/12,
                   $9,398,175 Federal National Mortgage Association #94-224F,
                   6.63% due 11/25/23
                   $14,755,897 Federal National Mortgage Association #94-40FA,
                   7.03% due 3/25/24,
                   $7,806,740 Federal National Mortgage Association #93-175FC,
                   7.88% due 9/25/08,
                   $7,845,557 Federal Home Loan Mortgage Corporation #1606 KA,
                   6.25% due 11/15/08..................................................      67,648,125
 15,000,000     Agreement with Nomura Securities, Inc., 5.75%, dated 10/11/95 to be repurchased at $15,079,062 on 11/13/95, collateralized by:
                   $7,819,138 Federal Home Loan Mortgage Corporation #1528 A,
                   6.50% due 12/15/00,
                   $7,716,034 Federal Home Loan Mortgage Corporation #1562 A,
                   6.50% due 1/15/17...................................................      15,000,000
 15,000,000     Agreement with Prudential Securities, Inc., 5.72%, dated 10/11/95 to be repurchased at $15,145,383 on 12/11/95, collateralized by:
                   $15,526,260 Federal Home Loan Mortgage Corporation #390334,
                   6.39% due 5/1/24....................................................      15,000,000
 15,000,000     Agreement with Smith Barney, Inc., 5.75%, dated 10/16/95 to be repurchased at $15,074,271 on 11/16/95, collateralized by:
                   $15,400,682 Federal National Mortgage Association #94-83A,
                   7.50% due 4/25/19...................................................      15,000,000
                                                                                          -------------
                TOTAL REPURCHASE AGREEMENTS
                   (Cost $217,648,125).................................................     217,648,125
                                                                                          -------------

 TOTAL INVESTMENTS (Cost $412,796,233*). ......................................  101.0%    $412,796,233
                                                                                 ======    ============

------
 * Aggregate cost for Federal tax purposes.
 + Rate represents annualized discount yield at date of purchase.
++ Market value disclosed for collateral on repurchase agreements is at October 31, 1995. The term repurchase agreements are subject to a seven day demand feature.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
VARIABLE/FLOATING RATE NOTES** -- 82.0%
               Daily Variable/Floating Rate Notes -- 29.3%
$ 2,300,000    Beltrami County, MN, Environmental Correctional Revenue,
                Northwood Panelboard,  3.90% due 11/1/95 .............................    $  2,300,000
  1,000,000    Delta County, MI, Economic Development Corporation,
                (LOC Bank of Nova Scotia),
                3.90% due 11/1/95 ....................................................       1,000,000
    550,000    East Baton Rouge, LA, Pollution Control Revenue, Exxon Project,
                3.90% due 11/1/95 ....................................................         550,000
    400,000    Grapevine, TX, Industrial Development Corporation, Multiple Mode,
                American Airlines, B3,
                4.00% due 11/1/95 ....................................................         400,000
    500,000    Grapevine, TX, Industrial Development Corporation Multiple Mode,
                American Airlines, A3,
                4.00% due 11/1/95 ....................................................         500,000
  2,100,000    Hapeville, GA, Development Authority, Industrial Revenue,
                Hapeville Hotel, LTD,
                4.00% due 11/1/95 ....................................................       2,100,000
    800,000    Harris County, TX, Industrial Development Corporation,
                Pollution Control Revenue,
                3.90% due 11/1/95 ....................................................         800,000
  1,100,000    Harris County, TX, Industrial Development Corporation,  Pollution
               Control Revenue,
                3.90% due 11/1/95 ....................................................       1,100,000
  3,000,000    Kansas City, KS, Industrial Revenue, PQ Corporate Project,
               4.00% due 11/1/95 .....................................................       3,000,000
  2,600,000    Lincoln County, WY, Pollution Control Revenue,
                Exxon Project, A,  3.90% due 11/1/95 .................................       2,600,000
  1,000,000    Lincoln County, WY, Pollution Control Revenue,
               Exxon Project, B,  3.90% due 11/1/95 ..................................       1,000,000
    600,000    Lincoln County, WY, Pollution Control Revenue,
                Exxon Project, C,  3.90% due 11/1/95 .................................         600,000
  6,500,000    Lincoln County, WY, Pollution Control Revenue,  Exxon Project, D,
                3.90% due 11/1/95 ....................................................       6,500,000
  3,600,000    Louisiana State Recovery District Sales Tax Revenue
                4.00% due 11/1/95 ....................................................       3,600,000
  1,100,000    Louisiana State Recovery District Sales Tax Revenue
               4.00% due 11/1/95 .....................................................       1,100,000
  4,200,000    Massachusetts State, Updates, GO, Series E,  3.80% due 11/1/95 ........       4,200,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                  Market
   Amount                                                                                  Value
 ----------                                                                             ----------
VARIABLE/FLOATING RATE NOTES -- (Continued)
               Daily Variable/Floating Rate Notes -- (Continued)
$   200,000    Massachusetts State, Updates, GO, Series D,  3.80% due 11/1/95 ........ $   200,000
  1,900,000    New York, NY, GO, Series B, Sub Issuer B2,
                3.90% due 11/1/95 ....................................................   1,900,000
    300,000    New York, NY, GO, Series B, Sub Issuer B7,
                3.90% due 11/1/95 ....................................................     300,000
  6,700,000    New York, NY, GO, Series I, Sub Issuer B4,
                3.90% due 11/1/95 ....................................................   6,700,000
  6,200,000    New York City, NY, Municipal Water Finance Authority, Water &
                Sewer Systems Revenue, Series C,  3.90% due 11/1/95 ..................   6,200,000
  3,900,000    New York City, NY, Municipal Water Finance Authority, Water &
                Sewer Systems Revenue, Series C,  3.90% due 11/1/95 ..................   3,900,000
  2,000,000    North Carolina Medical Care Community Revenue, Carol Woods Project,
                3.95% due 11/1/95 ....................................................   2,000,000
    900,000    North Carolina Medical Care Community Hospital Revenue,
                Pooled Financing Project, Series B,
                3.90% due 11/1/95 ....................................................     900,000
  3,500,000    North Central Texas Health Facilities Development Corporation,
                Presbyterian Medical Center, C,
                4.00% due 11/1/95 ....................................................   3,500,000
    500,000    North Central Texas Health Facilities Development Corporation,
                Presbyterian Medical Center, D,
                4.00% due 11/1/95 ....................................................     500,000
  3,000,000    Nueces, TX, River Authority Pollution, Reynolds Metals Company
               Project,  4.10% due 11/1/95 ...........................................   3,000,000
    800,000    Peninsula, VA, Ports Authority Coal Terminal Revenue, Dominion
                Term Project, C,
                3.90% due 11/1/95 ....................................................     800,000
  4,000,000    Platte County, WY, Pollution Control Revenue, Tri-State General  &
               Transportation, A,
                4.00% due 11/1/95 ....................................................   4,000,000
    400,000    Wilmington, DE, Hospital Revenue, Franciscan Health System, B,
                4.00% due 11/1/95 ....................................................     400,000
    400,000    Wilmington, DE, Hospital Revenue, Franciscan Health System, A,
                4.00% due 11/1/95 ....................................................     400,000
                                                                                        ----------
               Total Daily Variable/Floating Rate Notes
                (Cost $66,050,000) ...................................................  66,050,000
                                                                                        ----------


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
VARIABLE/FLOATING RATE NOTES -- (Continued)
               Weekly Variable/Floating Rate Notes -- 52.7%
$ 1,000,000    Alabama Housing Finance Authority, Multi-Family Residential
                3.85% due 11/8/95 ....................................................    $  1,000,000
    900,000    Alabama Special Care Facilities, Finance Authority,
                Montgomery Hospital Revenue, (FGIC Insured),
                3.85% due 11/8/95 ....................................................         900,000
  4,000,000    Burke County, GA, Development Authority Pollution Control,
                Oglethorpe Power Corporation, Series A,
                3.85% due 11/8/95 ....................................................       4,000,000
    800,000    California Health Facilities, Financing Authority Revenue,
                Children's Hospital,
                3.60% due 11/9/95 ....................................................         800,000
  1,700,000    Chelan County, WA, Development Corporation,
                Pollution Control Revenue, ALCOA Project,
                3.75% due 11/7/95 ....................................................       1,700,000
  2,800,000    Colton, CA, Redevelopment Agency, Multi-Family Housing,
                Issue 85-A,
                3.50% due 11/7/95 ....................................................       2,800,000
  1,100,000    Denver, CO, City & County Multi-Family Housing Revenue,
               Seasons Apartments Project,
                4.00% due 11/8/95 ....................................................       1,100,000
  4,400,000    Fairfax County, VA, Industrial Development Authority Revenue,
                Fairfax Hospital Association, A,
                3.95% due 11/8/95 ....................................................       4,400,000
  1,100,000    Florida Housing Finance Agency, (LOC Connecticut GenLife):
                Hampton Lake, Series U,
                4.15% due 11/8/95 ....................................................       1,100,000
  2,000,000    Gloucester County, NJ, Pollution Control Finance Authority Revenue,
                Mobil Oil Refining Company Project,
                3.65% due 11/8/95 ....................................................       2,000,000
  6,600,000    Hawaii Housing Authority, Multi-Family Housing Revenue,
                Tropican West Project, A,
                3.95% due 11/7/95 ....................................................       6,600,000
  3,700,000    Illinois Health Facilities Authority Revenue,
                Hospital Sisters Service, Series E,
                3.85% due 11/8/95 ....................................................       3,700,000
  1,100,000    Indianapolis Industrial Multi-Family Revenue, Canal Square Project,
                3.85% due 11/8/95 ....................................................       1,100,000
  2,100,000    Iowa Higher Education Loan Authority, Private College Facilities
                Revenue, (MBIA Insured),
                4.00% due 11/8/95 ....................................................       2,100,000
    485,000    Knox County, TN, Health Educational & Housing Facilities Board
                Series B,
                3.75% due 11/8/95 ....................................................         485,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
VARIABLE/FLOATING RATE NOTES -- (Continued)
               Weekly Variable/Floating Rate Notes -- (Continued)
$ 4,100,000    Long Beach, CA, Housing Authority, Meadow Wood Project, A,
                3.80% due 11/13/95 ...................................................    $  4,100,000
  4,300,000    Louisiana Public Facilities Authority Revenue, Multi-Family,
                3.85% due 11/8/95 ....................................................       4,300,000
  3,265,000    Maine Health & Higher Education Facilities Authority Revenue,
                VHA New England, Series G
                3.85% due 11/8/95 ....................................................       3,265,000
  3,500,000    Massachusetts State Industrial Finance Agency, Ogden Haverhill
                Project, A,
                3.70% due 11/8/95 ....................................................       3,500,000
  1,400,000    Metropolitan Government Nashville & Davidson County, TN, Health &
                Educational Board Revenue, A,
                3.85% due 11/8/95 ....................................................       1,400,000
  1,300,000    Michigan State Strategic Fund Industrial Development Revenue,
                Allen Group Inc. Project,
                3.85% due 11/8/95 ....................................................       1,300,000
  3,000,000    Missouri State Health & Educational Facilities Authority Revenue,
                Anthony's Medical Center, B,
                3.90% due 11/7/95 ....................................................       3,000,000
    800,000    Missouri State Health & Educational Facilities Authority Revenue,
                Anthony's Medical Center, C,
                3.90% due 11/7/95 ....................................................         800,000
  4,200,000    Montgomery County, MD, Housing Opportunity Commission,
                Multi-Family,
                4.00% due 11/8/95 ....................................................       4,200,000
  1,500,000    Mountain View, CA, Multifamily Housing Revenue, Mariposa, A,
                3.85% due 11/9/95 ....................................................       1,500,000
    600,000    New Hampshire Higher Educational & Health Facilities Authority,
                VHA New England Inc., Series C,
                3.85% due 11/8/95 ....................................................         600,000
    500,000    New Hampshire Higher Educational & Health Facilities Authority,
                VHA New England Inc., Series E,
                3.85% due 11/8/95 ....................................................         500,000
  4,200,000    New Jersey State Turnpike Authority,
                3.60% due 11/8/95 ....................................................       4,200,000
  5,300,000    New York State Energy Development Authority Pollution Control,
                Orange & Rockland Project, A,
                3.65% due 11/8/95 ....................................................       5,300,000
  4,200,000    North Carolina Medical Care Community Hospital Revenue,
                Pooled Equipment Financing Project,
                3.85% due 11/7/95 ....................................................       4,200,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
VARIABLE/FLOATING RATE NOTES -- (Continued)
               Weekly Variable/Floating Rate Notes -- (Continued)
$   600,000    Puerto Rico Commonwealth Highway & Transportation Authority,
                Series X,
                3.65% due 11/8/95 ....................................................    $    600,000
    400,000    Rapides Parish, LA, Industrial Development Board Inc.,
                Central LA Electric Company Project,
                3.80% due 11/8/95 ....................................................         400,000
  1,200,000    Savannah, GA, Port Authority, Pier 1 Imports-Southeast,
                3.90% due 11/8/95 ....................................................       1,200,000
  3,300,000    Simi Valley, CA, Community Development Agency, Multi-Family,
                Series 1985, Issue A,
                3.60% due 11/7/95 ....................................................       3,300,000
    400,000    Springfield (City of), IL, Community Improvement Revenue
                Realty Restoration Project,
                4.15% due 11/8/95 ....................................................         400,000
  4,900,000    Springfield (City of), IL, Multifamily Housing Revenue,
                4.15% due 11/8/95 ....................................................       4,900,000
  5,000,000    Utah State Board of Regents Student Loan
                3.90% due 11/8/95 ....................................................       5,000,000
  5,000,000    Valdez, AK, Marine Term Revenue, Mobile Alaska Pipeline,
                3.85% due 11/8/95 ....................................................       5,000,000
  2,700,000    Vermont Educational & Health Buildings Financing Authority,
                VHA New England, Series E,
                3.85% due 11/8/95 ....................................................       2,700,000
  2,600,000    Vermont Educational & Health Buildings Financing Authority,
                VHA New England, Series F,
                3.85% due 11/8/95 ....................................................       2,600,000
    300,000    Vermont Educational & Health Buildings Financing Authority,
                VHA New England, Series G,
                3.85% due 11/8/95 ....................................................         300,000
    820,000    Volusia County, FL, Health Facilities Authority, Pooled Hospital
                Loan Program,
                3.95% due 11/8/95 ....................................................         820,000
  6,500,000    Wake County, NC, Industrial Facilities & Pollution Control Finance
                Authority, Carolina Power & Light Co., A,
                3.85% due 11/8/95 ....................................................       6,500,000
  6,400,000    Washington State Housing Finance Community, Multi-Family,
                Mortgage, Pacific First Federal, A,
                4.00% due 11/8/95 ....................................................       6,400,000
  3,000,000    Wisconsin State Health Facilities, Hospital Sisters Obligation, G,
                3.85% due 11/8/95 ....................................................       3,000,000
                                                                                         --------------
               Total Weekly Variable/Floating Rate Notes
                (Cost $119,070,000) ..................................................     119,070,000
                                                                                         --------------
               TOTAL VARIABLE FLOATING RATE NOTES
                (Cost $185,120,000) ..................................................     185,120,000
                                                                                         --------------


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
PUT OPTION BONDS+ -- 10.4%
$ 5,405,000    Broward County, FL, Housing Finance Authority,
                Long Option Period, CR 1C,
                4.70% due 1/1/96 .....................................................    $  5,405,211
    915,000    Dakota County, MN, Housing & Redevelopment Authority, (GNMA),
                3.67% due 3/1/96 .....................................................         915,000
  3,835,000    Florida Housing Finance Agency, Long Option Period, CR 25C,
                4.25% due 12/15/95 ...................................................       3,835,000
    955,000    Maryland State Community Development Administration,
                Long Option Period CR 28C,
                4.25% due 11/1/95 ....................................................         955,000
    525,000    Nebraska Investment Finance Authority, Series B, (GNMA)
                Tendered Option,
                4.78% due 1/15/96 ....................................................         525,000
  2,875,000    New Mexico Mortgage Finance Authority, Long Option, Series B, CR 123
                3.75% due 1/1/96 .....................................................       2,875,000
  1,500,000    Northeast MD Waste Disposal Authority, Recovery Revenue,
                Long Option Period, CR 121,
                3.75% due 1/1/96 .....................................................       1,500,000
  1,000,000    Northeast MD Waste Disposal Authority, Recovery Revenue,
                Long Option Period, CR 119,
                3.75% due 1/1/96 .....................................................       1,000,000
  1,850,000    Orange County, FL, Housing Finance Authority, Mortgage Revenue,
                Long Option Period, CR 31C,
                4.30% due 12/1/95 ....................................................       1,850,000
  2,820,000    Pennsylvania State, Long Option Period, CR 42
                3.95% due 11/1/95 ....................................................       2,820,000
    295,000    South Dakota Housing Development Authority, Homeownership
                Mortgage, Series A,
                4.00% due 11/1/95 ....................................................         295,000
  1,500,000    Upper Alleghany, PA, Joint San Authority,
                4.50% due 1/15/96 ....................................................       1,502,111
                                                                                         --------------
               TOTAL PUT OPTION BONDS
                (Cost $23,478,547*) ..................................................      23,477,322
                                                                                         --------------

FIXED RATE NOTES -- 7.3%
  5,000,000    New York, NY, Revenue Anticipation Notes Series B,
                4.75% due 6/28/96 ....................................................       5,029,684
  2,880,000    New York State Urban Development Correctional Facility, Series A,
                9.20% due 1/1/96 .....................................................       2,962,643
  2,000,000    Texas State Revenue Anticipation Notes, Series A,
                4.75% due 8/30/96 ....................................................       2,013,568

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                    Market
   Amount                                                                                    Value
 ----------                                                                                ----------
$ 3,100,000    Topeka, KS, Temporary Notes, Series A
                4.25% due 7/15/96 ....................................................    $  3,110,010
  1,800,000    Utah State General Obligation
                5.75% due 7/1/96 .....................................................       1,822,716
  1,500,000    Westview, PA, Municipal Authority, Water Revenue
                9.50% due 11/15/95 ...................................................       1,503,311
                                                                                         --------------
               TOTAL FIXED RATE NOTES
                (Cost $16,484,483) ...................................................      16,441,932
                                                                                         --------------

 TOTAL INVESTMENTS (Cost $225,039,254*) .....................................   99.7%     $225,039,254
                                                                                =====    =============

------
 * Aggregate cost for federal tax purposes.
** Dates shown are coupon reset dates.
 + Dates shown are put dates.



ABBREVIATIONS:
FGIC  - Financial Guaranty Insurance Corporation
GNMA  - Government National Mortgage Association
GO    - General Obligation
LOC   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance
VHA   - Veteran's Housing Administration

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

    Face                                                                            Market
   Amount                                                                            Value
 ----------                                                                       ----------
 MORTGAGE-BACKED SECURITIES+--39.0%
               Collateralized Mortgage Obligations
  $ 2,000,000  #1993-190 B 5.25% due 6/25/04 .................................    $ 1,970,000
    1,475,000  #1993-29 PD 5.50% due 5/25/16 .................................      1,456,563
    6,911,784  #1566C 5.60% due 9/15/00 ......................................      6,750,870
    6,000,000  #1609 Multi Mtg P/C 5.75% due 12/15/16 ........................      5,863,125
    5,000,000  #1994-42 E 5.75% due 9/25/18 ..................................      4,860,937
    9,000,000  #1666D 5.85% due 4/15/17 ......................................      8,825,625
    3,406,500  #R1543 PF 6.40% due 1/15/19 ...................................      3,400,198
                                                                                 -------------
                                                                                   33,127,318
                                                                                 -------------
               Federal Home and Loan Mortgage Corporation
    1,154,399  #292264 6.50% due 12/1/02 .....................................      1,194,076
    4,149,857  #E51430 6.50% due 9/1/08 ......................................      4,118,734
    4,993,768  #186429 6.75% due 6/1/03 ......................................      4,937,489
      631,206  #180738 7.00% due 9/1/11 ......................................        625,500
    4,088,559  #D06776 7.00% due 10/1/14 .....................................      4,128,342
      316,163  #295919 7.25% due 1/1/06 ......................................        317,153
    3,634,212  #L90129 7.50% due 7/1/99 ......................................      3,696,648
    3,749,399  #M90397 7.50% due 4/1/00 ......................................      3,813,814
      771,893  #D10210 7.50% due 11/1/10 .....................................        792,596
      334,260  #181063 7.50% due 12/1/10 .....................................        336,476
    2,043,549  #181889 8.00% due 1/1/11 ......................................      2,103,037
      342,752  #160053 8.00% due 7/1/08 ......................................        353,079
    1,921,300  #555004 8.00% due 7/1/11 ......................................      1,977,230
    1,347,634  #282089 8.25% due 4/1/07 ......................................      1,390,233
    1,390,242  #186359 8.25% due 12/1/09 .....................................      1,434,188
      341,832  #B00448 8.50% due 9/1/03 ......................................        354,863
      993,854  #230025 8.50% due 3/1/07 ......................................      1,031,929
      758,396  #E00113 8.50% due 7/1/07 ......................................        787,307
      184,212  #E38829 8.50% due 8/1/07 ......................................        191,234
      394,938  #E39538 8.50% due 8/1/07 ......................................        409,994
      986,631  #186361 8.50% due 12/1/08 .....................................      1,024,429
      436,463  #251738 8.50% due 7/1/09 ......................................        453,678
      216,224  #183614 8.75% due 11/1/09 .....................................        225,293
    2,336,359  #B00368 9.00% due 12/1/05 .....................................      2,445,141
    1,425,738  #730154 9.50% due 9/1/05 ......................................      1,478,748
      682,814  #258424 9.50% due 11/1/09 .....................................        724,562
      841,290  #297970 10.00% due 3/1/16 .....................................        912,481
      374,351  #284173 10.00% due 11/1/16 ....................................        406,987
      534.860  #884028 10.00% due 12/1/20 ....................................        580,152
    2,828,638  #884009 10.50% due 5/1/20 .....................................      3,096,453
                                                                                 -------------
                                                                                   45,341,846
                                                                                 -------------
               Federal National Mortgage Association
      484,151  #312182 6.50% due 6/1/09 ......................................        480,215
    3,652,266  #174964 7.00% due 11/1/07 .....................................      3,679,658
      428,706  #312181 7.00% due 4/1/08 ......................................        431,922
    1,088,189  #291581 7.00% due 8/1/09 ......................................      1,097,201
   13,248,180  #FN CI 7.00% due 10/1/10 ......................................     13,359,962

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                            Market
   Amount                                                                            Value
 ----------                                                                       ----------
MORTGAGE-BACKED SECURITIES--(Continued)
               Federal National Mortgage Association--(Continued)
  $   904,091  #312184 7.00% due 6/1/24 ......................................   $    899,851
    2,953,051  #80290 7.25% due 6/1/98 .......................................      2,977,968
   11,355,300  #FN CI 7.50% due 9/1/10 .......................................     11,592,967
      246,408  #312180 8.00% due 5/1/03 ......................................        253,570
    7,470,999  #44045 8.00% due 6/1/08 .......................................      7,727,255
      934,138  #76243 8.00% due 8/1/17 .......................................        966,469
      293,762  #312183 8.00% due 6/1/21 ......................................        303,295
    2,647,253  #21352 8.25% due 1/1/07 .......................................      2,733,369
    1,305,215  #297508 9.00% due 4/1/10 ......................................      1,380,396
      899,980  #26492 9.00% due 11/1/11 ......................................        952,008
      897,105  #49 9.50% due 1/1/11 ..........................................        957,185
    1,079,244  #273030 9.50% due 3/1/20 ......................................      1,127,811
      765,761  #289958 9.50% due 8/1/20 ......................................        800,220
      235,179  #81607 10.00% due 4/1/19 ......................................        257,272
                                                                                 -------------
                                                                                   51,978,594
                                                                                 -------------
               Government National Mortgage Association
       17,124  #323102 7.50% due 5/15/07 .....................................         17,542
      701,187  #348359 7.50% due 4/15/08 .....................................        718,276
      808,804  #350729 7.50% due 7/15/08 .....................................        828,515
       44,772  #358733 7.50% due 9/15/08 .....................................         45,863
      140,196  #368433 7.50% due 2/15/09 .....................................        143,613
       43,894  #403077 7.50% due 7/15/09 .....................................         44,964
       54,778  #172413 8.50% due 9/15/01 .....................................         57,226
    1,357,332  #380118 8.50% due 7/15/24 .....................................      1,413,323
                                                                                 -------------
                                                                                    3,269,322
                                                                                 -------------
               TOTAL MORTGAGE-BACKED SECURITIES
                Cost $131,582,781)............................................    133,717,080
                                                                                 -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--7.1%
               Government Agency Debentures
    2,000,000  Federal National Mortgage Association 6.61% due 3/24/99 .......      2,031,000
    4,800,000  Federal Home Loan Mortgage Corporation 7.125% due 11/18/02 ....      5,062,512
    5,000,000  Federal National Mortgage Association 7.40% due 7/1/04 ........      5,366,400
    5,000,000  Federal National Mortgage Association 7.55% due 4/22/02 .......      5,382,850
    5,000,000  Federal Home Loan Mortgage Corporation 8.115% due 1/31/05 .....      5,607,050
                                                                                 -------------
                                                                                   23,449,812
                                                                                 -------------
               Agency Securities
    1,000,000  Tennessee Valley Authority 6.375% due 6/15/05 .................      1,004,060
                                                                                 -------------
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost $24,111,533)............................................     24,453,872
                                                                                 -------------
  U.S. GOVERNMENT SECURITIES--51.4%
               U.S. Treasury Bonds
    8,235,000  7.500% due 11/15/16 ...........................................      9,263,057
   10,000,000  10.00% due 5/15/10 ............................................     12,756,200

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                        Intermediate Government Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                            Market
   Amount                                                                            Value
 ----------                                                                       ----------
U.S. GOVERNMENT SECURITIES--(Continued)
               U.S. Treasury Bonds--(Continued)
  $ 3,890,000  10.75% due 8/15/05 ............................................   $  5,212,600
   15,000,000  14.00% due 11/15/11 ...........................................     24,307,050
                                                                                 -------------
                                                                                   51,538,907
                                                                                 -------------
               U.S. Treasury Notes:
   11,425,000  5.625% due 1/31/98 ............................................     11,414,261
   13,300,000  5.875% due 3/31/99 ............................................     13,349,875
    8,915,000  6.00% due 12/31/97 ............................................      8,980,437
    5,000,000  6.125% due 5/15/98 ............................................      5,052,350
   10,750,000  6.25% due 1/31/97 .............................................     10,832,345
   13,100,000  6.75% due 4/30/00 .............................................     13,574,875
   29,915,000  7.50% due 10/31/99 ............................................     31,700,626
    4,000,000  8.00% due 1/15/97 .............................................      4,110,000
   18,435,000  8.125% due 2/15/98 ............................................     19,388,458
    5,795,000  8.875% due 11/15/97 ...........................................      6,149,944
                                                                                 -------------
                                                                                  124,553,170
                                                                                 -------------
               TOTAL U.S. GOVERNMENT SECURITIES
                (Cost $173,765,150)...........................................    176,092,078
                                                                                 -------------
REPURCHASE AGREEMENT--1.1%
  $ 3,743,000   Agreement with Goldman Sachs & Co., 5.60%, dated 10/31/95 to be repurchased at $3,743,582 on 11/1/95, collateralized by
                $3,825,195 U.S. Treasury Bonds, 10.00% due 5/15/10 ...........      3,743,000
                                                                                 -------------
 TOTAL INVESTMENTS (Cost $333,202,464*) ............................    98.6%    $338,006,030
                                                                        =====    =============

------
* Aggregate cost for Federal tax purposes.
+ Face Amount disclosed represents current face amount at October 31, 1995.

ABBREVIATION:
GNMA--Government National Mortgage Association

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                                Equity Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

                                                                                                 Market
   Shares                                                                                        Value
 ----------                                                                                   ----------
COMMON STOCKS--97.8%
               Consumer Services--24.0%
      100,000  Circuit City Stores Inc. ..................................................   $ 3,337,500
       30,000  Dayton-Hudson Corp. .......................................................     2,062,500
       80,000  Philips Electronics NV-NY SH ..............................................     3,090,000
       50,000  Premark International Inc. ................................................     2,312,500
       75,000  Service Corp International ................................................     3,009,375
       40,000  Tribune ...................................................................     2,525,000
       60,000  VF Corp. ..................................................................     2,872,500
                                                                                             ------------
                                                                                              19,209,375
                                                                                             ------------
               Basic Industry--22.1%
       40,000  Burlington Northern Inc. ..................................................     3,355,000
       45,000  Eastman Chemical Company ..................................................     2,677,500
       25,000  ITT Corp. .................................................................     3,065,625
       50,000  Johnson Controls Inc. .....................................................     2,912,500
       75,000  Magna International .......................................................     3,243,750
       40,000  Schlumerger Ltd. ..........................................................     2,490,000
                                                                                             ------------
                                                                                              17,744,375
                                                                                             ------------
               Energy--10.9%
       35,000  Amoco Corp. ...............................................................     2,235,625
       40,000  Chevron Corp. .............................................................     1,870,000
       22,000  Mobil Corp. ...............................................................     2,216,500
       75,000  Phillips Petroleum Co .....................................................     2,418,750
                                                                                             ------------
                                                                                               8,740,875
                                                                                             ------------
               Technology--10.6%
       70,000  Advanced Micro Devices+ ...................................................     1,671,250
       40,000  Compaq Computer Corp+ .....................................................     2,230,000
       45,000  Computer Associates Intl. Inc .............................................     2,475,000
       30,000  Intel .....................................................................     2,096,250
                                                                                             ------------
                                                                                               8,472,500
                                                                                             ------------
               Financial Services--10.0%
       30,000  Citicorp ..................................................................     1,946,250
       10,000  First Interstate Bancorp. .................................................     1,290,000
       25,000  First Union Corp. .........................................................     1,240,625
       30,000  NationsBank Corp. .........................................................     1,972,500
       25,000  SAFECO Corp. ..............................................................     1,604,687
                                                                                             ------------
                                                                                               8,054,062
                                                                                             ------------


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                                Equity Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                                                 Market
   Shares                                                                                        Value
 ----------                                                                                   ----------
COMMON STOCK--(Continued)
               Utilities--8.8%
       40,000  FPL .......................................................................   $ 1,675,000
       40,000  Frontier Corp. ............................................................     1,080,000
      100,000  Panhandle Eastern Corp. ...................................................     2,525,000
       45,000  Sprint Corp. ..............................................................     1,732,500
                                                                                             ------------
                                                                                               7,012,500
                                                                                             ------------
               Health Services--7.4%
       30,000  American Home Products Corp. ..............................................     2,658,750
       40,000  Johnson & Johnson .........................................................     3,260,000
                                                                                             ------------
                                                                                               5,918,750
                                                                                             ------------
               Consumer Products--2.1%
       30,000  NIKE Inc. .................................................................     1,702,500
                                                                                             ------------
               Real Estate--1.9%
       28,000  Duke Realty Investments ...................................................       857,500
       32,000  Merry Land & Investment Co. ...............................................       672,000
                                                                                             ------------
                                                                                               1,529,500
                                                                                             ------------
               TOTAL COMMON STOCKS
                (Cost $67,036,986) .......................................................    78,384,437
                                                                                             ------------

     Face
    Amount
 ------------
REPURCHASE AGREEMENT--2.2% (Cost $1,772,000)
 $1,772,000    Agreement with Goldman Sachs & Co., 5.60%, dated 10/31/95 to be repurchased at $1,772,276 on 11/1/95, collateralized by
               $1,814,010 U.S.Treasury Bonds, 10.00% due 5/5/10 ..................             1,772,000
                                                                                             ------------
 TOTAL INVESTMENTS (Cost $68,808,986*) ...........................................    100%   $80,156,437
                                                                                      ====   ============

------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

                                                                                    Market
   Shares                                                                           Value
 ----------                                                                       ----------
COMMON STOCKS--98.0%
               Basic Industry--23.6%
      135,000  Alltrista Corp.+ ..............................................    $ 2,531,250
      170,000  Amcast Industrial Corp. .......................................      2,890,000
      110,000  American Building Company+ ....................................      2,777,500
      120,000  Aptargroup Inc. ...............................................      4,110,000
      105,000  Atchison Casting Corp.+ .......................................      1,627,500
       90,000  Carpenter Technology Corp. ....................................      3,408,750
       80,000  Cleveland Cliffs Inc. .........................................      2,990,000
      100,000  Cone Mills Corp.+ .............................................      1,087,500
       50,000  Cytec Industries+ .............................................      2,737,500
      130,000  Granite Construction Inc. .....................................      3,688,750
      120,000  Greenfield Industries Inc. ....................................      3,600,000
      135,000  Masland Corp. .................................................      1,890,000
      175,000  Material Sciences Corp.+ ......................................      2,909,375
      173,100  Mississippi Chemical Corp.+ ...................................      4,176,038
                                                                                 -------------
                                                                                   40,424,163
                                                                                 -------------
               Consumer Related--22.0%
      130,000  Alberto-Culver Co. Class A ....................................      3,510,000
       60,000  First Brands Corp. ............................................      2,745,000
      110,750  Harman Intl Inds Inc. .........................................      5,108,344
      180,000  Hudson Foods Inc. .............................................      2,542,500
      200,000  Kellwood Co. ..................................................      3,750,000
      190,000  Libbey Inc. ...................................................      3,895,000
       20,000  Medicine Shoppe Intl Inc. .....................................        860,000
       53,000  Pulitzer Publishing Co. .......................................      2,398,250
      135,000  Rex Stores Corp.+ .............................................      2,295,000
      450,000  Ryan's Family Steak Houses Inc.+ ..............................      3,487,500
      175,000  Sbarro Inc. ...................................................      3,653,125
      100,000  Tutex Corp.+ ..................................................        475,000
      125,000  Warnaco Group Inc. Class A+ ...................................      2,906,250
                                                                                 -------------
                                                                                   37,625,969
                                                                                 -------------
               Technology--14.7%
      180,000  Augat Inc. ....................................................      2,835,000
      150,000  BancTec, Inc.+ ................................................      2,812,500
      115,000  Cheyenne Software+ ............................................      2,400,625
       45,000  Electronics For Imaging Inc.+ .................................      3,701,250
      130,000  Exar Corp.+ ...................................................      3,087,500
       90,000  Lattice Semiconductor Corp.+ ..................................      3,532,500
      108,000  Reynolds & Reynolds, Class A ..................................      3,847,500
      110,000  Verifone, Inc.+ ...............................................      2,970,000
                                                                                 -------------
                                                                                   25,186,875
                                                                                 -------------
               Financial Services--16.6%
       18,000  Allmerica Financial Corp.+ ....................................        452,250
       90,000  American Bankers Insurance Group ..............................      3,228,750
      130,000  BHC Financial Inc. ............................................      2,356,250

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                                     Market
   Shares                                                                            Value
 ----------                                                                       ----------
COMMON STOCKS--(Continued)
               Financial Services--(Continued)
      112,500  BankAtlantic Bancorp Inc. .....................................   $  2,081,250
      150,000  Charter One Financial Inc. ....................................      4,256,250
       50,000  Co-operative Bank of Concord ..................................        837,500
       56,200  Equitable of Iowa .............................................      1,967,000
      110,000  First Commerce Corp. ..........................................      3,410,000
       75,000  First Financial Corp. .........................................      1,603,125
      115,000  Liberty Corp. .................................................      3,852,500
      130,000  Protective Life Corp. .........................................      3,705,000
       25,000  Prudential Reinsurance Holding Inc.+ ..........................        509,375
                                                                                 -------------
                                                                                   28,259,250
                                                                                 -------------
               Healthcare--7.9%
      176,250  Bergen Brunswig Corp. .........................................      3,657,186
      175,000  Haemonetics Corp.+ ............................................      3,303,125
      150,000  Medisense Inc. ................................................      3,206,250
      100,000  Vivra Inc.+ ...................................................      3,300,000
                                                                                 -------------
                                                                                   13,466,561
                                                                                 -------------
               Energy--6.0%
      145,000  J Ray McDermott ...............................................      2,193,125
      113,300  Mitchell Energy & Dev Corp. ...................................      1,841,125
       90,000  Teekay Shipping Corp. .........................................      2,092,500
      165,000  Total Petroleum of North America Ltd. .........................      1,670,625
      210,000  Zeigler Coal Holdings Co.+ ....................................      2,467,500
                                                                                 -------------
                                                                                   10,264,875
                                                                                 -------------
               Real Estate--7.2%
       82,000  Cali Realty Corporation .......................................      1,599,000
       80,000  Duke Realty Investments Inc. ..................................      2,450,000
      110,000  Liberty Property Trust SBI ....................................      2,227,500
       66,300  National Golf Properties ......................................      1,433,738
      150,000  South West Property Trust                                            1,818,750
      120,000  Storage Equities Inc. .........................................      2,205,000
       61,400  Tucker Properties Corp. .......................................        567,950
                                                                                 -------------
                                                                                   12,301,938
                                                                                 -------------
               TOTAL COMMON STOCKS
                (Cost $145,753,101) ..........................................    167,529,631
                                                                                 -------------

    Face
   Amount
 ---------
REPURCHASE AGREEMENT--2.9% (Cost $4,985,000)
$4,985,000   Agreement with Goldman Sachs & Co.,
             5.60%, dated 10/31/95 to be repurchased at $4,985,775 on 11/1/95, collateralized by $5,092,200 U.S. Treasury Bonds,
             12.00% due 5/15/05 .............................................       4,985,000
                                                                                 -------------
TOTAL INVESTMENTS (Cost $150,738,101*) .............................   100.9%    $172,514,631
                                                                       ======    =============

------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Model Equity Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

                                                                                       Market
   Shares                                                                              Value
 ----------                                                                         ----------
COMMON STOCKS -- 98.2%
               Basic Industries -- 23.3%
       12,000  British Steel PLC ADR .........................................      $  307,500
        9,800  Chesapeake Corp. ..............................................         300,125
        8,200  Cleveland-Cliffs Inc. .........................................         306,475
        5,300  Consolidated Press Inc. .......................................         303,425
        8,500  Federal Paper Board Co. .......................................         361,250
        8,000  Grand Casios Inc.+ ............................................         318,000
       15,000  International MultiFoods ......................................         307,500
        7,300  Magna International ...........................................         315,725
       16,000  Moore Corp Ltd. ...............................................         306,000
       15,800  Quanex Corp. ..................................................         312,050
        5,900  Union Camp Corp. ..............................................         300,163
        5,000  Willamette Industries .........................................         290,000
                                                                                 -------------
                                                                                     3,728,213
                                                                                 -------------
               Utilities -- 12.0%
       12,600  Brooklyn Union Gas Co. ........................................         316,575
       31,000  Centerior Energy ..............................................         310,000
       13,000  Eastern Utilities .............................................         305,500
       13,000  NY State Electric & Gas .......................................         328,250
       11,200  Pacific Gas & Electric ........................................         329,000
       10,000  Unicom Corporation ............................................         327,500
                                                                                 -------------
                                                                                     1,916,825
                                                                                 -------------
               Retail -- 9.6%
       12,000  Federated Dept Stores+ ........................................         304,500
       20,000  Ross Stores ...................................................         313,750
       56,000  Service Merchandise Co.+ ......................................         301,000
       26,000  Shopko Stores Inc. ............................................         279,500
        8,000  Snap-On Inc. ..................................................         339,000
                                                                                 -------------
                                                                                     1,537,750
                                                                                 -------------
               Financial Services -- 9.5%
        6,800  Bank of New York Inc. .........................................         285,600
        5,100  Chemical Banking Corp. ........................................         290,063
        3,200  CIGNA Corp. ...................................................         317,200
       11,000  Fremont General ...............................................         319,000
        4,500  First Chicago Corp. ...........................................         305,437
                                                                                 -------------
                                                                                     1,517,300
                                                                                 -------------
               Energy -- 8.2%
        3,010  Atlantic Richfield Co. ........................................         321,317
       16,000  Occidental Petroleum ..........................................         344,000
       10,500  Phillips Petroleum Co. ........................................         338,625
       17,200  USX-Marathon Group Inc. .......................................         305,300
                                                                                 -------------
                                                                                     1,309,242
                                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Model Equity Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                                    Market
   Shares                                                                           Value
 ----------                                                                      ----------
  COMMON STOCK -- (Continued)
               Consumer Durables/Non-Durables -- 8.2%
        5,900  IBP Inc. ......................................................     $   353,262
       10,000  RJR Nabisco Holding ...........................................         308,750
       42,000  Ryan's Family Steak Houses Inc.+ ..............................         325,500
       11,500  Servicemaster .................................................         326,313
                                                                                 -------------
                                                                                     1,313,825
                                                                                 -------------
               Technology -- 7.7%
        9,200  Cypress Semiconductor Co.+ ....................................         324,300
        5,000  Komag+ ........................................................         285,000
        4,500  Micron Technology Inc. ........................................         317,812
        8,700  Read-Rite Corp.+ ..............................................         303,413
                                                                                 -------------
                                                                                     1,230,525
                                                                                 -------------
               Consumer Related -- 5.9%
       20,000  Callaway Golf .................................................         327,500
       16,000  CPI Corp. .....................................................         292,000
        6,700  VF Corporation ................................................         320,763
                                                                                 -------------
                                                                                       940,263
                                                                                 -------------
               Capital Goods -- 4.1%
        5,600  Novellus Systems Inc.+ ........................................         385,700
        7,000  Philips Electronics NV-NY .....................................         270,375
                                                                                 -------------
                                                                                       656,075
                                                                                 -------------
               Energy Technology/Equipment -- 3.9%
       15,000  Integrated Device+ ............................................         285,000
        3,300  Mobile Corp. ..................................................         332,475
                                                                                 -------------
                                                                                       617,475
                                                                                 -------------
               Medical Products and Supplies -- 2.0%
       14,000  Rotech Medical Corp.+ .........................................         318,500
                                                                                 -------------
               Transportation -- 2.0%
        7,200  PHH Corp. .....................................................         315,000
                                                                                 -------------
               Multi-Line Insurance -- 1.8%
        2,000  Loews Corp. ...................................................         293,250
                                                                                 -------------

               TOTAL COMMON STOCKS
                (Cost $15,363,594) ...........................................      15,694,243
                                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Model Equity Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                                       Market
   Shares                                                                              Value
 ----------                                                                         ----------
REPURCHASE AGREEMENT -- 1.7% (Cost $279,000)
$279,000 Agreement with Goldman Sachs & Co., 5.60%, dated 10/31/95 to be repurchased at $279,043 on 11/1/95, collateralized by $288,750
         U.S. Treasury Bonds, 11.625% due 11/15/02.............................    $   279,000

 TOTAL INVESTMENTS (Cost $15,642,594*) ................................  99.9%     $15,973,243
                                                                         =====     ============

------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.


ABBREVIATION:
ADR--American Depositary Receipt


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      International Fixed Income Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

             Face                                                            Market
            Amount                                                            Value
         ----------                                                        ----------
FOREIGN SECURITIES -- 94.5%
JAPANESE YEN BONDS -- 18.1%
JPY        100,000,000  Asian Development Bank, 5.625% due 2/18/02 ....     $1,155,709
            35,000,000  European Investment Bank, 5.875% due 11/26/99 .        400,646
           100,000,000  Export-Import Bank Japan, 4.375% due 10/1/03 ..      1,082,331
           100,000,000  IBRD-Global Bond, 5.25% due 3/20/02 ...........      1,142,868
           100,000,000  Japan Development Bank, 5.00% due 10/1/99 .....      1,109,970
                                                                           -------------
                        TOTAL JAPANESE YEN BONDS
                         (Cost $4,828,397) ............................      4,891,524
                                                                           -------------
GERMAN DEUTSCHEMARK BONDS -- 17.7%
DEM         $2,500,000  Bundesschatzanweisengen, 6.375% due 8/14/98 ...      1,850,562
             2,400,000  Deutschland Republic, 6.00% due 9/15/03 .......      1,673,823
             1,600,000  German Unity Fund, 8.00% due 1/21/02 ..........      1,250,562
                                                                           -------------
                        TOTAL GERMAN DEUTSCHEMARK BONDS
                         (Cost $4,186,490) ............................      4,774,947
                                                                           -------------
FRENCH FRANC BONDS -- 8.3%
FRF          5,300,000  France O.A.T., 8.50% due 4/25/03 ..............      1,173,036
             5,000,000  French Treasury Bill, 7.75% due 4/12/00 .......      1,071,092
                                                                           -------------
                        TOTAL FRENCH FRANC BONDS
                         (Cost $2,070,719) ............................      2,244,128
                                                                           -------------
DANISH KRONA BONDS -- 6.9%
DKR          5,000,000  Denmark -- Bullet, 7.00% due 12/15/04 .........        869,334
             5,000,000  Denmark -- Bullet, 9.00% due 11/15/00 .........        992,034
                                                                           -------------
                        TOTAL DANISH KRONA BONDS
                         (Cost $1,666,843) ............................      1,861,368
                                                                           -------------
GREAT BRITAIN POUND STERLING BOND -- 6.1%
 (Cost $1,596,041)
GBP            950,000  United Kingdom Conversion, 10.25% due 11/22/99.        1,650,684
                                                                           -------------
BELGIAN FRANC BOND--5.3%
BEF          8,000,000  Belgian (Kingdom), 9.00% due 3/28/03 ..........          313,776
            29,000,000  Belgian (Kingdom), 8.75% due 6/25/02 ..........        1,124,001
                                                                           -------------
                        TOTAL BELGIAN FRANC BONDS
                         (Cost $1,236,933) ............................        1,437,777
                                                                           -------------
AUSTRALIAN DOLLAR BOND -- 5.3%
 (Cost $1,335,652)
AUD          1,850,000  Queensland Treasury, 8.00% due 5/14/97 ........        1,414,279
                                                                           -------------
AUSTRIAN SCHILLING BOND -- 4.9%
 (Cost $1,165,035)
ATS         13,000,000  Republic of Austria, 5.375% due 11/23/98 ......        1,323,770
                                                                           -------------

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      International Fixed Income Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                  Face                                                        Market
                 Amount                                                       Value
              ----------                                                    ----------
FOREIGN SECURITIES -- 94.5%
CANADIAN DOLLAR BONDS -- 4.6%
CAD          $   870,000  Canada (Government), 9.25% due 10/1/96 .......   $   666,402
                 700,000  Canada (Government), 9.00% due 12/1/04 .......       570,527
                                                                            -----------
                          TOTAL CANADIAN DOLLAR BONDS
                           (Cost $1,184,966) ...........................     1,236,929
                                                                            -----------
NETHERLAND GUILDER BONDS -- 4.4%
NLG              500,000  Netherlands (Government), 7.25% due 10/1/04 ..       334,643
               1,250,000  Netherlands (Government), 7.50% due 11/15/99 .       854,433
                                                                            -----------
                          TOTAL NETHERLAND GUILDER BONDS
                           (Cost $977,066) .............................     1,189,076
                                                                            -----------
SPANISH PESETA BONDS -- 4.2%
ESP           52,000,000  Spanish (Government), 10.25% due 11/30/98 ....       426,544
              83,000,000  Spanish (Government), 11.60% due 1/15/97 .....       693,357
                                                                            -----------
                          TOTAL SPANISH PESETA BONDS
                           (Cost $1,102,135) ...........................     1,119,901
                                                                            -----------
NEW ZEALAND DOLLAR BONDS -- 4.0%
NZD              950,000  New Zealand (Government), 8.00% due 11/15/95 .       626,494
                 650,000  New Zealand LN NZ, 8.00% due 4/15/04 .........       450,431
                                                                            -----------
                          TOTAL NEW ZEALAND DOLLAR BONDS
                           (Cost $1,008,027) ...........................     1,076,925
                                                                            -----------
SWEDISH KRONA BOND -- 2.4%
 (Cost $563,613)
SEK            4,000,000  Swedish (Government), 11.00% due 1/21/99 .....       638,729
                                                                            -----------
ITALIAN LIRA BOND -- 2.3%
 (Cost $630,372)
ITL        1,000,000,000  Italy (Government), 8.50% due 1/1/97 .........       615,061
                                                                            -----------
                          TOTAL FOREIGN SECURITIES
                           (Cost $23,555,289) ..........................    25,475,098
                                                                            -----------

              Par
            --------
REPURCHASE AGREEMENTS -- 0.2%
             45,000   Agreement with Goldman Sachs & Co., 5.60%
                      dated 10/31/95 to be repurchased at $45,007 on
                      11/1/95 collateralized by:
                     $48,860 U.S. Treasury Bonds 8.125% due 8/15/21 .....       45,000
                                                                           -----------
TOTAL INVESTMENTS (Cost $23,597,289*) ..........................    94.7%  $25,520,098
                                                                    =====  ===========

------
*Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

                                                                                    Market
   Shares                                                                           Value
 ----------                                                                      ----------
FOREIGN SECURITIES -- 91.7%
               Japan -- 28.9%
      116,600  Acom Company, Ltd. ............................................    $ 3,798,825
      100,000  Amway Japan, Ltd. .............................................      3,815,673
       40,000  Aoyama Trading ................................................      1,080,129
      170,000  Canon Inc. ....................................................      2,910,674
      119,000  Chukyo Coca-Cola ..............................................      1,152,626
      339,000  Dai Nippon Printing Inc. ......................................      5,406,223
      283,000  Daiwa House** .................................................      4,236,278
          900  East Japan Railway Co. ........................................      4,253,008
        6,294  Fuji Photo Film Ltd. ..........................................        309,979
      662,000  Hitachi Ltd. ..................................................      6,800,706
      313,000  Honda Motor Corp. .............................................      5,450,934
       75,000  Ito-Yokado Company ............................................      4,101,849
      360,000  Kao Corp. .....................................................      4,367,478
      236,000  Kirin Brewery Co. .............................................      2,378,242
        9,458  Kyocera Corp. - ADR ...........................................      1,565,299
      220,000  Matsushita Electric Industrial Co. Ltd. .......................      3,121,025
       14,187  Matsushita Electric Industrial Co. Ltd., ADR ..................      2,050,021
      660,000  Mitsubishi Heavy Industries ...................................      5,094,806
      284,000  Nippon Denso Ltd. .............................................      5,195,969
      360,000  Nishimatsu Construction Co. ...................................      4,050,485
      100,000  Rohm Company ..................................................      6,075,728
      154,000  Sankyo Co. ....................................................      3,390,079
      450,000  Sharp Co. .....................................................      6,251,834
      690,000  Toda Construction .............................................      5,643,675
      180,000  Yamanouchi Pharmaceuticals ....................................      4,015,264
      142,800  Yurtech Corp. .................................................      2,598,649
                                                                                 -------------
                                                                                   99,115,458
                                                                                 -------------
               United Kingdom -- 14.4%
               Common Stock
    1,400,000  Argyll Group PLC ..............................................      7,124,894
      189,156  Associated British Foods Ord. .................................      2,103,191
      475,000  Enterprise Oil Ord. ...........................................      2,514,970
    1,800,000  Mirror Group Newspapers Ord. ..................................      4,750,984
      650,000  National Power PLC ............................................      5,064,713
      570,000  Powerscreen International Ord. ................................      3,477,417
      600,000  Scottish Power Ord. ...........................................      3,309,567
    1,800,000  Tomkins PLC ...................................................      7,098,025
      208,333  Welsh Water Ord. ..............................................      2,479,409
      910,000  WH Smith Class A ..............................................      5,465,369
      300,000  Zeneca Group ..................................................      5,587,857
                                                                                 -------------
                                                                                   48,976,396
                                                                                 -------------
               Convertible Preferred Stock
      225,000  Welsh Water Ord. ..............................................        369,837
                                                                                 -------------
                                                                                   49,346,233
                                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                      PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                                    Market
   Shares                                                                           Value
 ----------                                                                      ----------
FOREIGN SECURITIES -- (Continued)
               France -- 8.4%
       45,000  Cie Generale Des Eaux..........................................    $4,190,227
       51,030  Compagnie de Saint-Gobain Ord. ................................     6,095,163
       29,200  Groupe Danone .................................................     4,672,239
       43,745  Lafarge - Coppee SA ...........................................     2,904,689
      260,000  Lagardere Groupe ..............................................     4,863,348
       49,858  Societe Nationale Elf Aquitaine ...............................     3,401,499
       80,000  Technip, ADR ..................................................     2,599,688
                                                                                 -------------
                                                                                  28,726,853
                                                                                 -------------
               Netherlands -- 7.1%
      110,000  Algemene Bank Nederland .......................................     4,622,258
      190,000  Bols Wessanew .................................................     3,757,130
       77,187  Koninklijke PTT Nederland .....................................     2,711,095
      189,200  Philips Electronics NV, ADR ...................................     7,307,850
       49,504  Royal Dutch Petroleum Co., ADR ................................     6,082,806
                                                                                 -------------
                                                                                  24,481,139
                                                                                 -------------
               Germany -- 6.6%
      190,000  Deutsche Bank AG ..............................................     8,577,421
       20,000  Hoechst AG ....................................................     5,218,256
       23,645  Siemens AG, ADR ...............................................     2,478,231
      156,200  Veba AG .......................................................     6,399,691
                                                                                 -------------
                                                                                  22,673,599
                                                                                 -------------
               Spain -- 5.9%
      160,000  Banco Central Hispanoamericano, SA ............................     3,320,482
       14,187  Banco Popular de Espanol ......................................     2,256,467
      400,000  Dragados & Construcciones SA ..................................     5,249,774
      855,000  Iberdrola SA ..................................................     6,452,301
      100,000  Repsol SA, ADR ................................................     2,962,500
                                                                                 -------------
                                                                                  20,241,524
                                                                                 -------------
               Australia -- 4.8%
      824,595  Burns, Philip & Company, Ltd. .................................     1,846,111
      800,000  Email Ltd. ....................................................     2,010,360
    3,936,690  Goodman Fielder Corp., Ltd. Ord. ..............................     3,957,083
      314,758  Lend Lease Corp. ..............................................     4,376,706
    1,033,789  Westpac Banking Corp. .........................................     4,243,172
                                                                                 -------------
                                                                                  16,433,432
                                                                                 -------------
               Sweden -- 3.3%
      195,000  Astra AB, Series B ............................................     7,053,716
      100,000  Electrolux ....................................................     4,280,461
                                                                                 -------------
                                                                                  11,334,177
                                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                      PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                                    Market
   Shares                                                                           Value
 ----------                                                                      ----------
FOREIGN SECURITIES -- (Continued)
               Hong Kong -- 2.0%
      900,000  Dao Heng Bank Group............................................    $3,300,263
    2,000,000  Hong Kong Land Holdings .......................................     3,600,000
                                                                                 -------------
                                                                                   6,900,263
                                                                                 -------------
               Italy -- 1.8%
      300,000  Bennetton Group, Ord. .........................................     3,107,963
      200,000  IMI, ADR ......................................................     3,225,000
                                                                                 -------------
                                                                                   6,332,963
                                                                                 -------------
               Switzerland -- 1.4%
        5,520  Ciba-Geigy AG .................................................     4,781,178
                                                                                 -------------
               Norway -- 1.4%
      112,000  Kvaerner ......................................................     4,715,031
                                                                                 -------------
               Canada -- 1.2%
       97,289  Magna International ...........................................     4,207,749
                                                                                 -------------
               Mexico -- 1.1%
      506,250  Cementos Astsk "B" SA .........................................     1,631,803
       80,000  Telefonos de Mexico SA, ADR ...................................     2,200,000
                                                                                 -------------
                                                                                   3,831,803
                                                                                 -------------
               Denmark -- 1.0%
       45,000  Teledanmark AS, ADR ...........................................     1,175,625
      112,548  International Service Systems, Series B .......................     2,308,465
                                                                                 -------------
                                                                                   3,484,090
                                                                                 -------------
               Thailand -- 0.8%
        9,008  The Thai Capital Fund Inc. ....................................       133,994
      108,648  The Thailand Fund Inc. .......................................      2,526,089
                                                                                 -------------
                                                                                   2,660,083
                                                                                 -------------
               Malaysia -- 0.6%
      666,666  Malaysian International Shipping Co. .........................      1,758,182
      157,000  Sime Darby ....................................................       392,422
                                                                                 -------------
                                                                                   2,150,604
                                                                                 -------------
               Singapore -- 0.6%
      863,000  Sime Darby ....................................................     2,138,408
                                                                                 -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                      PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                                    Market
   Shares                                                                           Value
 ----------                                                                      ----------
  FOREIGN SECURITIES -- (Continued)
               Finland -- 0.4%
       85,000  Outokumpu OY Ord., Class A ....................................   $  1,352,609
                                                                                 -------------
               TOTAL FOREIGN SECURITIES
                (Cost $281,802,861) ..........................................    314,907,196
                                                                                 -------------

   Face
  Amount
---------
REPURCHASE AGREEMENTS -- 9.2% (Cost $31,750,000)
$31,750,000 Agreement with Goldman Sachs & Co.,
            5.60% dated 10/31/95 to be repurchased at
            $31,754,939 on 11/1/95, collateralized by
            $32,408,715 U.S. Treasury Bonds 8.125% due
            5/15/21 ..........................................................     31,750,000
                                                                                 -------------
TOTAL INVESTMENTS (Cost $313,552,861*) ............................    100.9%    $346,657,196
                                                                       ======    =============

------
 *Aggregate cost for Federal tax purposes.
**Non-income producing security.


  ABBREVIATION:
  ADR--American Depositary Receipts

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                             SECTOR DIVERSIFICATION

At October 31, 1995, sector diversification of the Portfolio was as follows (Unaudited):

                                % of Net        Market
                                 Assets         Value
                               ----------   --------------
FOREIGN SECURITIES:
    Financial Services .......    10.8%      $ 36,943,888
    Construction  ............     9.8         33,670,304
    Utilities  ...............     8.2         28,265,745
    Capital Goods  ...........     7.9         27,185,985
    Retail ...................     6.0         20,507,785
    Pharmaceuticals  .........     5.8         20,046,916
    Food & Beverage  .........     5.8         19,866,622
    Electronics  .............     5.6         19,063,907
    Printing & Publishing ....     4.4         15,020,555
    Oil & Gas  ...............     4.4         14,961,775
    Automotive  ..............     4.3         14,854,652
    Consumer Durables  .......     4.3         14,808,964
    Basic Industry  ..........     3.0         10,257,796
    Chemicals  ...............     2.9          9,999,434
    Communications  ..........     1.8          6,086,720
    Transportation  ..........     1.8          6,011,190
    Consumer Non-Durables ....     1.3          4,367,478
    Apparel  .................     1.2          4,188,092
    Other ....................     0.8          2,660,083
    Electrical  ..............     0.7          2,478,231
    Business Services  .......     0.7          2,308,465
    Metals & Mining  .........     0.4          1,352,609
                                --------    ----------------
TOTAL FOREIGN SECURITIES .....    91.9        314,907,196
REPURCHASE AGREEMENT  ........     9.2         31,750,000
                                ----------  ----------------
TOTAL INVESTMENTS  ...........   101.0%      $346,657,196
                                ==========  ================

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

                                                                 Market
   Shares                                                        Value
 ----------                                                   ----------
FOREIGN SECURITIES -- 94.9%
            Japan--29.6%
    15,800  Acom Co. Ltd. ................................   $   514,764
    13,600  Amway Japan Ltd ..............................       518,932
     5,300  Aoyama Trading ...............................       143,117
    22,000  Canon Inc ....................................       376,676
    14,000  Chukyo Coca-Cola .............................       135,603
    46,000  Dai Nippon Printing Co. ......................       733,588
    34,000  Daiwa House** ................................       508,952
       120  East Japan Railway Co. .......................       567,068
       361  Fuji Photo Film Ltd., ADR ....................        17,779
    90,000  Hitachi Ltd. .................................       924,567
    40,000  Honda Motor Corp. ............................       696,605
    10,000  Ito-Yokado Co. ...............................       546,913
    49,000  Kao Corp .....................................       594,463
    32,000  Kirin Brewery Co. ............................       322,473
     1,242  Kyocera Corp., ADR ...........................       205,551
       813  Matsushita Electric Industrial Co., Ltd., ADR.       117,479
    40,000  Matsushita Electric Industrial Co., Ltd. .....       567,459
    89,000  Mitsubishi Heavy Industries ..................       687,027
    38,000  Nippon Denso Ltd. ............................       695,235
    49,000  Nishimatsu Construction Co. ..................       551,316
    13,000  Rohm Company .................................       789,844
    21,000  Sankyo Co. ...................................       462,284
    60,000  Sharp Corp. ..................................       833,577
    93,000  Toda Construction ............................       760,669
    24,000  Yamanouchi Pharmaceuticals ...................       535,368
    16,800  Yurtech Corp. ................................       305,723
                                                             ------------
                                                              13,113,032
                                                             ------------
            United Kingdom--14.9%
            Common Stock
   185,000  Argyll Group PLC .............................       941,504
    24,844  Associated British Foods Ord. ................       276,236
    64,000  Enterprise Oil Ord. ..........................       338,859
   242,000  Mirror Group Newspapers Ord. .................       638,744
    88,000  National Power PLC ...........................       685,685
    75,000  Powerscreen International Ord. ...............       457,555
    81,000  Scottish Power Ord. ..........................       446,792
   242,000  Tomkins PLC ..................................       954,290
    28,167  Welsh Water Ord. .............................       335,216
   122,000  WH Smith Class A .............................       732,719
    40,000  Zeneca Group .................................       745,047
                                                             ------------
                                                               6,552,647
                                                             ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                 Market
   Shares                                                        Value
 ----------                                                   ----------
  FOREIGN SECURITIES -- (Continued)
            Convertible Preferred Stock
    15,300  Welsh Water Ord. .............................    $   25,149
                                                             ------------
                                                               6,577,796
                                                             ------------
            France -- 8.7%
     6,100  Cie Generale des Eaux ........................       568,009
     6,925  Compangnie de Saint-Gobain Ord. ..............       827,140
     4,000  Groupe Danone ................................       640,032
     5,944  Lafarge-Coppee SA ............................       394,744
    33,000  Lagardere Groupe .............................       617,272
     6,642  Societe Nationale Elf Aquitaine ..............       453,142
    11,000  Technip, ADR .................................       357,457
                                                             ------------
                                                               3,857,796
                                                             ------------
            Netherlands -- 7.4%
    15,000  Algemene Bank Nederland ......................       630,308
    25,000  Bols Wessanew ................................       494,359
     6,000  Koninklijke PTT Nederland ....................       211,053
     4,062  Koninklijke PTT Nederland, ADR ...............       142,689
    25,600  Philips Electronics NV, ADR ..................       988,800
     6,378  Royal Dutch Petroleum Co., ADR ...............       783,697
                                                             ------------
                                                               3,250,906
                                                             ------------
            Germany -- 6.9%
    26,000  Deutsche Bank AG .............................     1,173,752
     2,700  Hoechst AG ...................................       704,465
     3,055  Siemens AG, ADR ..............................       320,195
    20,800  Veba AG ......................................       852,200
                                                             ------------
                                                               3,050,612
                                                             ------------
            Spain -- 6.0%
    21,000  Banco Central Hispanoamericano SA ............       435,813
     1,863  Banco Popular de Espanol .....................       296,313
    51,000  Dagados & Construcciones SA ..................       669,346
   114,000  Iberdrola SA .................................       860,307
    13,200  Repsol SA, ADR ...............................       391,051
                                                             ------------
                                                               2,652,830
                                                             ------------
            Australia -- 5.0%
   112,229  Burns, Philip & Company Ltd. .................       251,259
   110,000  Email Ltd. ...................................       276,424
   534,194  Goodman Fielder Ltd. Ord. ....................       536,961
    42,527  Lend Lease Corp. .............................       591,338
   140,825  Westpac Banking Corp. ........................       578,014
                                                             ------------
                                                               2,233,996
                                                             ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                 Market
   Shares                                                        Value
 ----------                                                   ----------
  FOREIGN SECURITIES -- (Continued)
            Sweden -- 3.7%
    27,000  Astra AB .....................................    $  976,669
    15,000  Electrolux ...................................       642,069
                                                             ------------
                                                               1,618,738
                                                             ------------
            Hong Kong -- 2.0%
   120,000  Dao Heng Bank Group ..........................       440,035
   260,000  Hong Kong Land Holdings ......................       468,000
                                                             ------------
                                                                 908,035
                                                             ------------
            Italy -- 1.9%
    40,000  Bennetton Group Ord. .........................       414,395
    27,000  IMI, ADR .....................................       435,375
                                                             ------------
                                                                 849,770
                                                             ------------
            Switzerland -- 1.5%
       762  Ciba-Geigy AG ................................       660,010
                                                             ------------
            Norway -- 1.4%
    15,000  Kvaerner .....................................       631,477
                                                             ------------
            Canada -- 1.3%
    13,211  Magna International ..........................       571,376
                                                             ------------
            Mexico -- 1.2%
     7,000  Cementos Astsk "A" SA ........................        21,531
    61,000  Cementos Astsk "B" SA ........................       196,622
    10,700  Telefonos de Mexico SA, ADR ..................       294,250
                                                             ------------
                                                                 512,403
                                                             ------------
            Denmark -- 1.1%
    14,950  International Service Systems, Series B ......       306,639
     6,200  Teledanmark AS, ADR ..........................       161,975
                                                             ------------
                                                                 468,614
                                                             ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                                 Market
   Shares                                                        Value
 ----------                                                   ----------
FOREIGN SECURITIES -- (Continued)
            Malaysia -- 0.8%
    85,000  Malaysian International Shipping Co...........      $223,874
    58,000  Sime Darby ...................................       144,971
                                                             ------------
                                                                 368,845
                                                             ------------
            Thailand -- 0.8%
       592  The Thai Capital Fund Inc. ...................         8,806
    14,227  The Thailand Fund Inc. .......................       330,799
                                                             ------------
                                                                 339,605
                                                             ------------
            Finland -- 0.4%
    11,500  Outokumpu OY Ord., Class A ...................       183,000
                                                             ------------
            Singapore -- 0.3%
    49,000  Sime Darby ...................................       121,416
                                                             ------------
            TOTAL FOREIGN SECURITIES
            (Cost $40,535,255) ...........................    41,970,257
                                                             ------------

    Face
   Amount
----------
REPURCHASE AGREEMENTS -- 5.5% (Cost $2,427,000)
$2,427,000 Agreement with Goldman Sachs & Co. 5.60%, dated
           10/31/95 to be repurchased at $2,427,378 on 11/1/95,
           collateralized by $2,478,120 U.S. Treasury Bonds 13.75%
           due 8/15/04 .......................................................      2,427,000
                                                                                 -------------
TOTAL INVESTMENTS (Cost $42,962,255*).................................  100.4%    $44,397,257
                                                                        ======   =============

------
 * Aggregate Cost for Federal Tax Purposes
** Non Income Producing Security

ABBREVIATION:
ADR--American Depository Receipts



                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                             SECTOR DIVERSIFICATION

At October 31, 1995, sector diversification of the Portfolio was as follows (Unaudited):

                               % of Net       Market
                                Assets         Value
                              ----------   -------------
FOREIGN SECURITIES:
    Financial Services ....     11.2%      $ 4,972,374
    Construction  .........     10.0         4,415,969
    Utilities  ............      8.5         3,773,358
    Capital Goods  ........      8.3         3,654,916
    Retail ................      6.2         2,740,068
    Pharmaceuticals  ......      6.2         2,719,368
    Food & Beverage  ......      6.0         2,656,923
    Electronics  ..........      5.7         2,513,910
    Consumer Durables  ....      4.6         2,025,324
    Printing & Publishing .      4.5         1,989,604
    Oil & Gas  ............      4.4         1,966,749
    Automotive  ...........      4.4         1,963,216
    Chemicals  ............      3.1         1,364,475
    Basic Industry  .......      3.0         1,311,680
    Communications  .......      1.8           809,967
    Transportation  .......      1.8           790,942
    Consumer Non-Durables .      1.3           594,463
    Apparel  ..............      1.3           557,512
    Other .................      0.8           339,605
    Electrical  ...........      0.7           320,195
    Business Services  ....      0.7           306,639
    Metals & Mining  ......      0.4           183,000
                              ---------    ------------
TOTAL FOREIGN SECURITIES ..     94.9        41,970,257
REPURCHASE AGREEMENT  .....      5.5         2,427,000
                             ---------    ------------
TOTAL INVESTMENTS  ........    100.4%      $44,397,257
                              =========    ============

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- 98.7%
              Greece--13.9%
      16,500  Aegek ...............................     $   174,107
       3,000  Aegek Pref. Stock ...................          16,831
       5,000  Alcatel Cables Hellas ...............          36,683
       6,200  Alpha Credit Bank ...................         373,268
       2,900  Aluminum Co of Greece ...............         143,929
       7,000  Arcadia Metal Ind ...................          80,963
       6,900  Commercial Bank of Greece ...........         248,651
       4,000  Delta Dairies .......................          85,451
       7,000  Edrasi Psallida .....................         104,829
       2,100  Edrasi Rights .......................           4,259
      12,300  Ergas Construction+ .................         140,671
       9,700  ETEM ................................         171,636
      30,000  Fanco+ ..............................         149,540
      12,600  Hellas Can ..........................         263,734
       7,000  Hellenic Bottling Co ................         223,555
      14,600  Hellenic Sugar Industry .............         183,988
       2,500  Hellenic Technodomiki ...............          56,644
      22,500  Heracles General Cement .............         229,165
      10,500  Ionian Bank .........................         224,310
      11,200  Metka+ ..............................         107,548
       4,500  National Bank of Greece .............         224,893
      13,000  Sarantis ............................         122,869
      19,000  Shelman Hellenic-Swisswood ..........         130,788
       5,700  Titan Cement Co. ....................         237,387
       8,000  Uncle Stathis+ ......................          56,104
                                                      -------------
                                                          3,791,803
                                                      -------------

              South Korea--13.3%
       7,900  Bolak Kswn ..........................         153,849
      11,200  Cho Hung Bank .......................         147,849
       4,600  Choil Aluminum Kswn .................         148,503
         736  Choil Aluminum ......................          18,373
       9,300  Dae Woo Metal Kswn ..................         151,940
       1,800  Daeil Chemical ......................         156,450
       2,500  Dongah Tire Industry ................         174,813
       2,650  Hanil Cement Manufacturing ..........         154,130
       5,100  Hyundai Pharmaceutical ..............         159,979
       7,200  Il Sung Pharmaceutical ..............         163,743
       3,800  Il Yang Pharmaceutical ..............         143,536
       9,000  Kum Kyung ...........................         141,158
       5,000  Jee Won Industrial ..................         154,881

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- (Continued)
              South Korea--(Continued)
       4,000  Kemongsa Publishing .................     $   148,477
       6,700  Keang Nam Enterprise ................         126,976
      11,000  Koram Bank ..........................         166,775
       2,500  Korea Cast Iron Kswn ................         148,673
       9,500  Koroyo Cement Manufacturing** .......         149,000
      11,500  Pusan Bank Kswn .....................         160,828
       4,600  Rocket Electric .....................         155,116
       4,100  Sae Han Precision ...................         175,232
       4,000  Sam Hwa Capacitor ...................         145,340
       3,350  Sam Yung Trading Co.** ..............         131,355
       5,800  Ssangyong Cement Industries .........         178,904
       2,210  Youngwoo Chemical ...................          67,880
                                                      -------------
                                                          3,623,760
                                                      -------------

              Turkey--12.2%
     400,000  Akcimento Ticaret A.S. ..............         144,277
     700,000  Anadolu Cam Sanayi ..................          91,440
     200,000  Aygaz ...............................         150,126
     270,000  Bagfas Bandirma Gubre ...............         131,604
     799,995  Bekoteknik Sanayi ...................          88,905
     992,000  Bolu Cimento ........................          48,352
     100,000  Bursa Cimento Fabrikasi .............          77,987
     240,000  Cukurova Electrik ...................          91,245
     345,000  Ege Seramik Co. Inc. ................         119,394
     500,000  Esem Spor Glyim .....................          87,736
     650,000  Eczacibasi Yatirim ..................          96,315
     700,000  Eczacibasi Yapi** ...................          83,252
     520,000  Goltas Goller .......................         136,868
     416,250  Goodyear Lastikleri .................         170,427
     330,000  Guney Biracilik Ve Malt .............          69,165
   3,315,500  Izmir Demir Celik ...................          74,338
     540,400  Koc Yatirim ve Sanayi** .............         152,774
   1,204,000  Marshall Boya Ve Vernik .............         131,456
   1,756,000  Metas Izmir Metalurji ...............          80,456
     450,000  Petrol Ofisi ........................         105,283
   6,500,000  Sabah Yayincilik ....................         171,085
     965,000  Sonmez Pamuklu ......................          92,191
   1,040,000  Tofas Turk Otomobil .................         133,827
   1,260,080  Trakya Cam Sanayii AS ...............         181,801
     194,000  Turk Tuborg Bira Ve Malt ............         147,514
     390,000  Turkish Siemens .....................         110,255

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- (Continued)
              Turkey--(Continued)
   1,120,000  Turkiye Is Bankasi ..................     $   137,666
   1,008,000  Unye Cimento Sanayii Ve Ticaret .....          86,473
   2,130,000  Yapi Ve Kredi Bankasi ...............         147,426
                                                      -------------
                                                          3,339,638
                                                      -------------
              China--7.9%
     194,000  China International Marine ..........         150,558
     130,000  China Southern Glass Co+ ............          72,304
       6,000  China Tire Holdings .................          49,500
     314,000  Chiwan Wharf Holding ................         142,151
     102,000  Erdos Cashmere Products** ...........          48,316
     260,000  Guangdong Power** ...................         142,927
     140,000  Guangzhou Shipyard ..................          42,554
     229,000  Shanghai Dazhong Taxi** .............         185,490
     235,000  Shanghai Diesel Engine ..............         103,870
      95,000  Shanghai Jinqiao Exp ................          43,700
     289,000  Shanghai New Asia Group** ...........         138,720
     190,000  Shanghai Petrochemical ..............          54,681
     200,000  Shanghai Phoenix Bicycle+ ...........          44,000
     195,000  Shanghai Refrigerator ...............          93,600
     560,000  Shanghai Sanmao Textile .............         151,200
     163,000  Shanghai Shanglin ...................         143,440
     210,000  Shanghai Tyre & Rubber ..............          57,540
      58,000  Shanghai Yaohua .....................          56,840
     258,200  Shenzhen Konka Electric .............         156,966
     186,000  Shenzhen North Jians ................         114,277
     110,000  Shanghai Wai Gaoqiao ................          42,900
     353,000  Weifu Fuel Injection** ..............         120,993
                                                      -------------
                                                          2,156,527
                                                      -------------
              South Africa--7.7%
       1,800  Blyvooruitzicht Gold** ..............           2,369
      29,700  Buffelsfontein Gold** ...............         122,171
     200,000  Deelkral ............................         164,541
      40,000  Doorfontein Gold** ..................          27,423
      27,000  East Daggafontein Mines .............          77,745
      66,000  East Rand Gold & Uranium Co .........         190,045
      13,000  Free State Consolidated Gold ........         121,212
      76,000  Grootvlei Proprietary+ ..............         187,577
      14,800  Harmony Gold Mining Co ..............         125,819
      40,000  Hartebeestfontein Gold ..............         100,370
      13,700  Kinross Mines+ ......................         123,981
      64,000  Kolosus Holdings ....................         115,837

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- (Continued)
              South Africa--(Continued)
      50,000  Leslie Gold Mines+ ..................  $       51,419
      29,000  Loraine Gold Mines**+ ...............          79,528
      24,000  Randfontein Estates Gold ............         133,278
      18,000  Servgro .............................          83,916
       4,700  Southvaal Holdings+ .................         106,979
      60,000  Unisel Gold Mines ...................         168,654
       1,900  Vaal Reefs Exploration & Mining .....         108,638
                                                      -------------
                                                          2,091,502
                                                      -------------
              Indonesia--6.0%
      50,000  Bank Bali ...........................         116,740
      45,000  Dankos Laboratories .................         126,872
      24,000  Gudang Garam ........................         208,810
      28,000  Hanjaya Mandala Sampoern ............         259,030
     100,000  Hero Supermarket ....................         204,845
      40,000  Kalbe Farma .........................         126,872
     138,000  Mayora Indah ........................          98,788
      27,000  Modern Photo Film Co ................         164,140
     100,000  PT Astra International ..............         200,440
      64,000  Trias Sentosa .......................         140,969
                                                      -------------
                                                          1,647,506
                                                      -------------
              India--4.9%
      67,000  Arvind Mills GDR** ..................         288,100
      26,000  Dr Reddy's Laboratories .............         220,467
      11,700  Finolex Cables Ltd ..................          85,183
       4,500  Hindalco Industries** ...............         143,415
      39,250  Indian Aluminum .....................         235,500
      33,000  Indo Gulf Fertilizer ................          50,325
      19,000  Mahindra Mahindra ...................         201,666
      14,000  Wockhardt Ltd** .....................         112,000
                                                      -------------
                                                          1,336,656
                                                      -------------

              Mexico--4.5%
      25,000  Coca-Cola Fesma .....................          45,365
     101,000  Formento Eonomico Mexicano ..........         211,362
      15,800  Grupo Casa Autres ...................          51,261
      46,900  Grupo Fernandez Editores**+ .........          13,174
     104,900  Grupo Industrial Maseca .............          68,656
      28,000  Grupo Modelo ........................         106,573
     353,000  Grupo Posadas S. A. S**+ ............         103,619
      32,900  Industrial Penoles ..................         125,223

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- (Continued)
              Mexico--(Continued)
      14,000  Jugos del Valle** ...................  $       24,342
       4,500  Kimberly - Clarke de Mexico .........          58,714
      14,000  Nacional de Drogas ..................          44,241
       4,500  Sigma Alimentos .....................          31,601
      44,000  Tablex** ............................          67,359
      42,500  Tubos De Acero De Mexico** ..........         286,875
                                                      -------------
                                                          1,238,365
                                                      -------------

              Hungary--4.4%
      19,200  Danubius Hotel ......................         172,538
       2,600  Egis Gyogy ..........................          64,945
      55,290  Fotex ...............................          54,738
       7,200  Graboplast Textiles+ ................         100,068
       4,489  Hajdutej**+ .........................          75,209
       1,820  Mol Magyar Ola** ....................         165,284
       7,000  Pannonplast Muanuag+ ................          90,625
       8,000  Pharmavit Gdr Ord+ ..................          46,208
       1,700  Pick Szeged Gds .....................          77,522
       2,700  Primagaz Hungaria ...................          78,238
       4,570  Richter Gedeon** ....................          72,912
       6,100  Soproni Sorgyar .....................         123,244
       4,620  Soproni Sorgyar Rt P ................          86,376
                                                      -------------
                                                          1,207,907
                                                      -------------

              Russia--4.3%
           2  Lukoil Holdings RDC** ...............         218,611
      30,000  Norilsk CSFB** ......................         131,166
      30,000  Purneftegaz CFSB**+ .................          69,676
           4  Rostelecom RDC** ....................         172,848
      36,514  Unified Energy Systems CSFB .........         346,883
      20,000  Yuganskneftegaz CSFB** ..............         223,779
                                                      -------------
                                                          1,162,963
                                                      -------------

              Portugal--3.8%
       8,580  Banco Espirito Santo ................         126,125
       7,309  Banco Totta Acores ..................         126,909
       3,600  Cellulosa Do Caima ..................          97,100
       5,900  Cinca-Companhia Ind De Ceramica+ ....          65,246
       8,300  Corticeira Amorim Sociedad ..........          81,153

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- (Continued)
              Portugal--(Continued)
      15,000  Fisipe-Fibras Sintetics DePortugal+ .  $       89,008
       4,200  Lusotur .............................          87,795
       3,500  Mota E Companhia, S.A+ ..............          74,366
       4,500  Soares Da Costa S.A.+ ...............          62,811
      10,000  Sonae Industria De Frutas ...........          72,960
       7,900  Sumolis Industria De Frutas+ ........          74,578
       5,600  Unicer-Uniao Cervejeira .............          91,004
                                                      -------------
                                                          1,049,055
                                                      -------------
              Brazil--3.7%
      16,000  Aracruz Celulose ....................         148,000
     500,000  Cervajaria Brahma Pr ................         190,847
       5,000  CIA Siderurgica Tubarao** ...........         115,410
     980,000  CIA Vale Do Rio Doce ................         157,982
      12,000  Iochpe Maxion S.A. ..................          93,572
      13,000  Refrigeracao Parana .................         157,466
       4,430  Souza Cruz ..........................          31,698
       7,000  Votorantim Celulose .................         105,532
                                                      -------------
                                                          1,000,507
                                                      -------------
              Czech Republic--2.6%
         626  Cement Hranice Ord**+ ...............          19,154
       3,840  Cez** ...............................         149,810
       2,600  Fatra** .............................         126,295
       2,050  Jihoceske Mlerkarny** ...............          78,408
       3,150  Komercni Banka ......................         180,722
         680  Leciva Praha**+ .....................          65,542
       1,240  Rakovnick Keram Zavo DNY**+ .........          54,067
       2,000  ZDB**+ ..............................          31,516
                                                      -------------
                                                            705,514
                                                      -------------

              Taiwan--2.0%
      58,000  ROC Taiwan Fund** ...................         558,250
                                                      -------------

              Israel--1.9%
       8,000  Data Systems & Software** ...........          72,000
      22,000  Elscint Ltd.** ......................          49,500
      10,000  Fourth Dimension Software ...........          47,500
      16,600  Scitex Corp Depository Receipt ......         288,425
      25,000  Tat Technologies Ltd.** .............          54,687
                                                      -------------
                                                            512,112
                                                      -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- (Continued)
              Poland--1.6%
          34  Gorazde .............................  $          644
       7,000  Krosno Ord** ........................         114,192
      47,600  Mostostal Export ....................         111,623
      10,100  Optimus** ...........................         109,979
      13,800  Rafako** ............................         105,244
                                                      -------------
                                                            441,682
                                                      -------------

              Venezuela--1.3%
     160,000  Ceramicas Carabobo+ .................         221,456
      23,000  Venprecar CA Spons ..................         124,200
                                                      -------------
                                                            345,656
                                                      -------------

              Malaysia--0.9%
      45,000  IJM Corp. ...........................          74,132
      58,000  O'Connors Engineering ...............         171,226
                                                      -------------
                                                            245,358
                                                      -------------

              Bangladesh--0.4%
       3,000  Chittagong Cement ...................          54,724
       6,000  Prime Textile Spinning Mills ........          44,944
                                                      -------------
                                                             99,668
                                                      -------------

              Lebanon--0.3%
       7,500  Banque Audi** .......................          94,500
                                                      -------------

              Argentina--0.2%
       6,000  Ipako Ind Petroleum** ...............          21,480
      35,000  Ledesma .............................          37,800
                                                      -------------
                                                             59,280
                                                      -------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

                                                            Market
   Shares                                                   Value
 ----------                                              ----------
FOREIGN SECURITIES -- (Continued)
              Slavakia--0.8%
       2,000  Chirana Prema** .....................  $       54,118
         740  Nafta Gbely** .......................          53,823
       1,500  Plastika Nitia ......................          50,850
       3,900  Vychodoslovenske Zeleziarne .........          58,141
                                                      -------------
                                                            216,932
                                                      -------------

              Zimbabwe--0.1%
      10,000  Cluff Resources .....................           9,008
                                                      -------------
              TOTAL FOREIGN INVESTMENTS
                Cost ($28,009,979*) ...............      26,934,149
                                                      -------------


   Face
  Amount
---------
TIME DEPOSITS -- 3.0% (Cost $840,000)
$840,000 Chase Manhattan Time Deposit due
  11/1/95..........................................         840,000
                                                       ------------
TOTAL INVESTMENTS (Cost $28,849,979*) ......  101.7%    $27,774,149
                                             ======    ============

------
 *Aggregate cost for Federal tax purposes.
**Non-income producing security.
+Illiquid security.

ABBREVIATION:
ADR--American Depository Receipt

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                             SECTOR DIVERSIFICATION

At October 31, 1995, sector diversification of the Portfolio was as follows (Unaudited):

                                         % of Net       Market
                                          Assets         Value
                                        ----------   -------------
FOREIGN SECURITIES:
    Banking .........................      9.4%      $ 2,572,977
    Building Materials & Components..      9.3         2,546,670
    Mining ..........................      8.3         2,272,983
    Beverages & Tobacco  ............      6.7         1,823,525
    Metals ..........................      6.6         1,814,285
    Electronics .....................      5.2         1,405,978
    Automobiles .....................      5.1         1,381,552
    Health & Personal Care  .........      4.6         1,258,417
    Food & Household Products  ......      4.4         1,234,328
    Construction & Housing  .........      4.2         1,212,754
    Chemicals .......................      3.8         1,040,115
    Energy Sources ..................      3.7         1,013,902
    Textiles ........................      3.4           915,449
    Machinery & Engineering  ........      2.6           696,887
    Utilities -- Electrical & Gas ...      2.3           639,936
    Leisure & Tourism  ..............      2.3           623,017
    Other ...........................      2.0           558,250
    Misc. Materials & Commodities ...      1.9           488,063
    Retail ..........................      1.8           416,127
    Forest Products & Paper  ........      1.5           409,346
    Transportation -- Shipping  .....      1.4           391,907
    Broadcasting & Publishing  ......      1.2           332,736
    Appliances & Household Durables..      1.1           301,899
    Information Systems & Technology.      1.1           284,166
    Canning .........................      1.0           263,734
    Financial Services  .............      0.9           249,393
    Plastics ........................      0.8           215,303
    Real Estate .....................      0.7           195,674
    Telecommunications  .............      0.7           172,848
    Glass ...........................      0.4           114,192
    Footwear ........................      0.3            87,736
                                        -------      -----------
TOTAL FOREIGN SECURITIES  ...........     98.7        26,934,149
REPURCHASE AGREEMENT ................      3.0           840,000
                                        -------      -----------
TOTAL INVESTMENTS ...................    101.7%      $27,774,149
                                        =======      ===========

                      See Notes to Financial Statements.

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                         Notes to Financial Statements

1. Significant Accounting Policies

   The Glenmede Fund, Inc. (the "Fund") consists of ten portfolios: Government Cash Portfolio, Tax-Exempt Cash Portfolio, Intermediate Government Portfolio, International Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Institutional International Portfolio, International Fixed Income Portfolio, Model Equity Portfolio and Emerging Markets Portfolio (collectively, the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   Portfolio valuation: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

   Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

   Bonds and other fixed income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

   The value of other assets and securities for which no market quotations are readily available (including restricted securities) is determined in good faith at fair value by the Board of Directors.

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

   Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

   Forward foreign exchange contracts: The International, Institutional International, International Fixed Income and Emerging Markets Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Foreign currency: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   Reverse repurchase agreements: The Intermediate Government Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. If entering into reverse repurchase agreements, the Portfolio will establish a segregated account with its custodian in which the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Intermediate Government Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 10% of the value of its total assets to be subject to such agreements.

   Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend dates except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

   Dividends and distributions to shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and paid monthly. Dividends

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

from net investment income, if any, of the International, Equity, Small Capitalization Equity, Institutional International, International Fixed Income, Model Equity and Emerging Markets Portfolios are declared and paid quarterly. Dividends from net investment income, if any, of the Intermediate Government Portfolio are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   Organization Costs: Organization costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

   Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   2. Investment Advisory Fee, Administration Fee and Other Party
      Transactions

   For the Institutional International Portfolio, the Portfolio pays The Glenmede Trust Company (the "Advisor") for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. For the Emerging Markets Portfolio, the Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. In addition, the Portfolio has accrued an investment advisory fee payable to The Glenmede Trust Company (the "Advisor") at the annual rate of 0.50% of the value of its average daily net assets. The Advisor does not receive a fee from any of the remaining Portfolios for its investment advisory services. However, effective January 1, 1995 each Portfolio (except the Institutional International and Emerging Markets Portfolios) pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. For the period January 1, 1995 through October 31, 1995, shareholder servicing fees were incurred and outstanding payables consisted of:

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

                                             Shareholder       Outstanding
                                            Servicing Fee     Payable as of
Portfolio                                     Incurred       October 31, 1995
----------                                  -------------    ----------------
Government Cash Portfolio ................   $179,403           $17,198
Tax-Exempt Cash Portfolio ................     88,295             9,547
Intermediate Government Portfolio ........    137,633            14,501
Equity Portfolio  ........................     29,441             3,416
Small Capitalization Equity Portfolio  ...     61,932             7,416
Model Equity Portfolio ...................      7,699               712
International Fixed Income Portfolio  ....     11,150             1,154
International Portfolio ..................    130,533            14,718

   For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the year ended October 31, 1995.

   Investment Company Capital Corp. ("ICC"), a wholly-owned subsidiary of Alex. Brown & Sons Incorporated, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee computed daily and payable monthly at the annual rate of 0.12% of the first $100 million of the combined aggregate average daily net assets of the Fund and The Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"), 0.08% of the next $150 million of the combined aggregate average daily net assets of the Companies, 0.04% of the next $500 million of the combined aggregate average daily net assets of the Companies and 0.03% of the combined aggregate average daily net assets of the Companies in excess of $750 million. This fee is allocated to each Portfolio based on the relative net assets of each.

   Prior to the close of business on July 1, 1995, The Shareholder Services Group, Inc. ("TSSG"), a wholly-owned subsidiary of First Data Corporation, served as the Fund's administrator. From November 1, 1994 through June 30, 1995, TSSG received the following administration fees for each of the Portfolios listed below:

                                                  Administration
Portfolio                                              Fee
---------                                         --------------
Government Cash Portfolio ................          $238,455
Tax-Exempt Cash Portfolio ................           126,195
Intermediate Government Portfolio ........           193,903
Equity Portfolio  ........................            38,056
Small Capitalization Equity Portfolio  ...            76,001
International Portfolio ..................           172,504
Institutional International Portfolio  ...            10,092
International Fixed Income Portfolio  ....            14,249
Model Equity Portfolio ...................            11,371
Emerging Markets Portfolio ...............             7,397

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

   The Fund pays each Board member, other than Mr. Church, an annual fee of $6,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

3. Purchases and Sales of Securities

   For the year ended October 31, 1995, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

Portfolio                                         Purchases          Sales
---------                                         ---------          -----
Equity Portfolio  .............................. $278,697,489     $47,865,086
Small Capitalization Equity Portfolio  .........  114,235,443      77,443,204
Model Equity Portfolio .........................   83,985,687      41,525,850
International Fixed Income Portfolio  ..........   16,243,046       7,040,862
International Portfolio ........................   98,348,356      71,224,506
Institutional International Portfolio  .........   31,686,412       5,205,271
Emerging Markets Portfolio .....................   37,118,056       8,387,334

   For the year ended October 31, 1995, cost of purchases and proceeds from sales of long-term U.S. Government securities were:


Portfolio                                         Purchases          Sales
---------                                         ---------          -----

Intermediate Government Portfolio .............  $899,180,676    $660,905,619

   At October 31, 1995, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio                                       Appreciation     Depreciation
---------                                       ------------     ------------
Intermediate Government Portfolio ............. $ 5,348,052      $   544,486
Equity Portfolio  .............................  12,427,345        1,079,894
Small Capitalization Equity Portfolio  ........  26,885,786        5,109,256
Model Equity Portfolio ........................   1,134,869          804,220
International Fixed Income Portfolio  .........   2,165,411          242,602
International Portfolio .......................  47,658,424       14,554,089
Institutional International Portfolio  ........   2,797,822        1,337,934
Emerging Markets Portfolio ....................   1,730,669        2,806,498

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


4. Common Stock

   The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                         Year Ended        Year Ended
                                          10/31/95          10/31/94
                                       ---------------   ---------------
Government Cash Portfolio:
     Sold  .........................   $ 2,409,469,078   $ 1,611,676,902
     Issued as reinvestment of
        dividends ..................            12,176             4,234
     Redeemed  .....................    (2,354,254,073)   (1,506,091,731)
                                       ---------------   ---------------
     Net increase  .................   $    55,227,181   $   105,589,405
                                       ===============   ===============
Tax-Exempt Cash Portfolio:
     Sold  .........................   $   913,203,200   $   848,918,349
     Issued as reinvestment of
        dividends ..................             4,730             3,019
     Redeemed  .....................      (910,357,600)     (732,517,049)
                                       ---------------   ---------------
     Net increase/(decrease)  ......   $     2,850,330   $   116,404,319
                                       ===============   ===============

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


                                         Year Ended                        Year Ended
                                          10/31/95                          10/31/94
                              -------------------------------   --------------------------------
                                  Shares           Amount           Shares           Amount
                               -------------   --------------    --------------   --------------
Intermediate Government
  Portfolio:
     Sold  .................     3,967,663      $ 40,175,736        4,916,865     $  51,370,534
     Issued as reinvestment
        of dividends .......         6,085            61,117            4,203            42,305
     Redeemed  .............    (4,628,535)      (46,364,860)     (24,837,194)     (256,667,073)
                               -------------   --------------    --------------   --------------
     Net decrease  .........      (654,787)     $ (6,128,007)     (19,916,126)    $(205,254,234)
                               =============   ==============    ==============   ==============
Equity Portfolio:
     Sold  .................     1,306,422      $ 17,828,359        2,419,521     $  31,693,492
     Issued as reinvestment
        of dividends .......       190,381         2,826,834          264,269         3,300,879
     Redeemed  .............    (1,132,291)      (14,837,614)        (880,558)      (11,474,894)
                               -------------   --------------    --------------   --------------
     Net increase  .........       364,512      $  5,817,579        1,803,232     $  23,519,477
                               =============   ==============    ==============   ==============
Small Capitalization Equity
   Portfolio:
     Sold  .................     2,921,359      $ 42,992,478        2,952,364     $  41,884,716
     Issued as reinvestment
        of dividends .......     1,126,812        17,318,874          146,784         2,018,361
     Redeemed  .............      (507,371)       (7,605,651)        (122,581)       (1,698,701)
                               -------------   --------------    --------------   --------------
     Net increase  .........     3,540,800      $ 52,705,701        2,976,567     $  42,204,376
                               =============   ==============    ==============   ==============

Model Equity Portfolio:
     Sold  .................        43,417      $    471,878          676,282     $   7,288,850
     Issued as reinvestment
        of dividends .......       213,134         2,225,134                2                20
     Redeemed  .............      (655,217)       (7,454,443)         (11,652)         (123,251)
                               -------------   --------------    --------------   --------------
     Net increase/(decrease)      (398,666)     $ (4,757,431)         664,632     $   7,165,619
                               =============   ==============    ==============   ==============

International Fixed Income
   Portfolio:
     Sold  .................     1,006,117      $ 10,548,302           38,327     $     409,000
     Issued as reinvestment
        of dividends .......            50               558           68,558           703,406
     Redeemed  .............      (190,265)       (2,052,225)             --                --
                               -------------   --------------    --------------   --------------
     Net increase  .........       815,902      $  8,496,635          106,885     $   1,112,406
                               =============   ==============    ==============   ==============

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


                                                     Year Ended                      Year Ended
                                                      10/31/95                        10/31/94
                                            -----------------------------   -------------------------
                                              Shares           Amount          Shares        Amount
                                            ------------   --------------    -----------   ----------
International Portfolio:
    Sold ................................     4,780,814    $ 61,184,082     3,610,951     $48,790,402
    Issued as reinvestment of dividends..     1,174,783      15,107,479     1,878,271      24,101,526
    Redeemed  ...........................    (1,348,160)    (16,875,899)     (513,149)     (6,846,101)
                                            ------------  --------------   -----------   -------------
    Net increase  .......................     4,607,437    $ 59,415,662     4,976,073     $66,045,827
                                            ============  ==============   ===========   =============
Institutional International Portfolio:
    Sold ................................     2,407,743    $ 30,659,078       286,525     $ 3,579,843
    Issued as reinvestment of dividends..        52,024        650,145         79,124         986,022
    Redeemed  ...........................      (228,643)     (2,842,667)      (95,081)     (1,112,185)
                                            ------------  --------------   -----------   -------------
    Net increase  .......................     2,231,124    $ 28,466,556       270,568     $ 3,453,680
                                            ============  ==============   ===========   =============

                                                Period Ended
                                                  10/31/95*
                                         -------------------------
                                           Shares         Amount
                                          ----------   -----------
Emerging Markets Portfolio:
    Sold ................................  2,841,258   $29,049,025
    Issued as reinvestment of dividends          321         3,444
    Redeemed ............................    (36,712)     (376,530)
                                          -----------  ------------
    Net increase  .......................  2,804,867   $28,675,939
                                          ==========   ===========

------
* The Emerging Markets Portfolio commenced operations on December 14, 1994.

5. Lending of Portfolio Securities

   The Government Cash, Tax-Exempt Cash, Intermediate Government, Equity, Small Capitalization Equity, International Fixed Income, International, Institutional International and Emerging Markets Portfolios have the ability to lend their securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. No such securities were on loan as of October 31, 1995.

6. Capital Loss Carryforward

   At October 31, 1995, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                         Expiring     Expiring      Expiring      Expiring
Portfolio                                 in 1999      in 2001        in 2002       in 2003
---------                               ----------   ----------    ------------   ----------
Government Cash Portfolio  ...........      --        $   908     $    1,000      $ 26,819
Tax-Exempt Cash Portfolio  ...........   $18,922       19,079          8,905        27,815
Intermediate Government Portfolio ....      --           --        11,984,533         --
Model Equity Portfolio  ..............      --           --            --             --
Emerging Markets .....................      --           --            --          348,325

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


7. Foreign Securities

   The International, Equity, Small Capitalization Equity, Institutional International, International Fixed Income and Emerging Markets Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The Glenmede Fund, Inc.:

   We have audited the accompanying statement of assets and liabilities of the Government Cash Portfolio, Tax-Exempt Cash Portfolio, Intermediate Government Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Model Equity Portfolio, International Fixed Income Portfolio, International Portfolio, Institutional International Portfolio, and Emerging Markets Portfolio of The Glenmede Fund, Inc., (the "Funds"), including the portfolios of investments, as of October 31, 1995, and the related statements of operations, the statement of changes in net assets for each of the two years (or periods) presented, and the financial highlights for each of the four years (or periods) presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. Financial highlights for the year ended October 31, 1991, were audited by other auditors, whose report, dated December 13, 1991, expressed an unqualified opinion on certain selected per share data and ratios.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Cash Portfolio, Tax- Exempt Cash Portfolio, Intermediate Government Portfolio, International Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Institutional International Portfolio, International Fixed Income Portfolio, Model Equity Portfolio and Emerging Markets Portfolio of The Glenmede Fund, Inc. as of October 31, 1995, the results of their operations, the statement of changes in net assets for each of the two years (or periods) presented, and the financial highlights for each of the four years (or periods) presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
December 18, 1995

                             ----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                           TAX INFORMATION (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 1995

   The amount of long-term capital gain paid for the fiscal year ended October 31, 1995 was as follows:

     Equity Portfolio  .........................      $   461,892
     Small Capitalization Equity Portfolio  ....      $ 8,668,464
     Model Equity Portfolio ....................      $   390,319
     International Fixed Income Portfolio  .....      $    23,920
     International Portfolio ...................      $14,680,764
     Institutional International Portfolio  ....      $   841,909


   Of the dividends paid from net investment income for the year ended October 31, 1995, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

        Government Cash Portfolio ................   4%
        Intermediate Government Portfolio ........  52%


   Of the dividends paid by the Portfolios from net investment income for the year ended October 31, 1995, the following percentages are tax exempt for regular Federal income tax purposes.

         Tax-Exempt Cash Portfolio ....... 100%


   Of the distributions made during the fiscal year ended October 31, 1995, the following percentages qualify for the dividends received deduction available to corporate shareholders:

      Equity Portfolio ..............................  41%
      Small Capitalization Equity Portfolio  ........  21%
      Model Equity Portfolio ........................  22%


   The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995

                                                                                    Muni          New Jersey
                                                                                Intermediate         Muni
                                                                                 Portfolio         Portfolio
                                                                               --------------    ------------
ASSETS:
    Investments, at value
     See accompanying schedule  ............................................     $17,730,444      $  5,871,726
    Cash ...................................................................          40,738            (9,597)
    Interest receivable ....................................................         307,889            83,051
    Receivable for securities sold .........................................          14,600              --
    Prepaid Expenses .......................................................          11,650             5,954
                                                                                ------------      ------------
      Total Assets .........................................................      18,105,321         5,951,134
                                                                                ------------      ------------
LIABILITIES:
    Administration fee payable .............................................             700               205
    Accrued expenses and other payables ....................................           8,655            18,487
                                                                                ------------      ------------
      Total Liabilities ....................................................           9,355            18,692
                                                                                ------------      ------------
NET ASSETS .................................................................     $18,095,966      $  5,932,442
                                                                                ============      ============
NET ASSETS consist of:
    Undistributed net investment income ....................................    $     81,474      $     21,772
    Accumulated net realized loss on investments sold ......................        (770,816)          (96,117)
    Net unrealized appreciation of investments .............................         316,802            95,621
    Par value ..............................................................           1,753               592
    Paid-in capital in excess of par value .................................      18,466,753         5,910,574
                                                                                ------------      ------------
      Total Net Assets  ....................................................     $18,095,966      $  5,932,442
                                                                                ============      ============
NET ASSET VALUE, offering and redemption price per share of beneficial
  interest outstanding .....................................................    $      10.32      $      10.00
                                                                                ============      ============
Number of Portfolio shares outstanding .....................................       1,753,462           593,410
                                                                                ============      ============
Investments, at cost .......................................................     $17,413,642      $  5,776,105
                                                                                ============      ============

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1995

                                                                       Muni         New Jersey
                                                                   Intermediate        Muni
                                                                    Portfolio       Portfolio
                                                                  --------------   ------------
Investment income:
    Interest .................................................     $ 1,032,479      $   245,816
                                                                   -----------      -----------
Expenses:
    Administration fee .......................................          13,675            3,637
    Custodian fee ............................................           5,305              430
    Security pricing fees ....................................            --              4,000
    Legal and audit fees .....................................          17,411           12,251
    Trustees' fees and expenses ..............................           2,161              912
    State franchise taxes ....................................           1,404              648
    Registration and filing fees .............................           1,866             --
    Other expenses ...........................................          10,912            5,190
                                                                   -----------      -----------
      Total expenses .........................................          52,734           27,068
                                                                   -----------      -----------
Net investment income ........................................         979,745          218,748
                                                                   -----------      -----------
Realized and unrealized loss on investments (Notes 1 and 3):
    Net realized loss on investments during the year .........        (549,436)         (21,708)
    Net unrealized appreciation on investments during the year       1,549,201          426,833
                                                                   -----------      -----------
Net realized and unrealized gain on investments ..............         999,765          405,125
                                                                   -----------      -----------
Net increase in net assets resulting from operations .........     $ 1,979,510      $   623,873
                                                                   ===========      ===========

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEAR ENDED OCTOBER 31, 1995

                                                                    Muni         New Jersey
                                                                Intermediate        Muni
                                                                 Portfolio       Portfolio+
                                                               --------------   ------------
Net investment income ....................................     $    979,745      $    218,748
Net realized loss on investments .........................         (549,436)          (21,708)
Net unrealized appreciation of investments ...............        1,549,201           426,833
                                                               ------------      ------------
Net increase in net assets resulting from operations .....        1,979,510           623,873
Distributions to shareholders from net investment income .       (1,001,625)         (216,955)
Net increase/(decrease) in net assets from Portfolio share
 transactions (Note 4) ...................................       (4,979,071)          961,965
                                                               ------------      ------------
Net increase/(decrease) in net assets ....................       (4,001,186)        1,368,883
NET ASSETS:
Beginning of year ........................................       22,097,152         4,563,559
                                                               ------------      ------------
End of year ..............................................     $ 18,095,966      $  5,932,442
                                                               ============      ============
Undistributed net investment income ......................     $     81,474      $     21,772
                                                               ============      ============
=============================================================================================

                       FOR THE YEAR ENDED OCTOBER 31, 1994

                                                                    Muni         New Jersey
                                                                Intermediate        Muni
                                                                 Portfolio       Portfolio+
                                                               --------------   ------------
Net investment income ....................................     $  2,642,455      $    127,898
Net realized loss on investments .........................         (215,936)          (74,408)
Net unrealized depreciation of investments during the year       (3,974,040)         (331,212)
                                                               ------------      ------------
Net decrease in net assets resulting from operations .....       (1,547,521)         (277,722)
Distributions to shareholders from net investment income .       (2,911,510)         (107,919)
Net increase/(decrease) in net assets from Portfolio share
 transactions (Note 4) ...................................      (68,247,247)        4,949,200
                                                               ------------      ------------
Net increase/(decrease) in net assets ....................      (72,706,278)        4,563,559
NET ASSETS:
Beginning of year ........................................       94,803,430              --
                                                               ------------      ------------
End of year ..............................................     $ 22,097,152      $  4,563,559
                                                               ============      ============
Undistributed net investment income ......................     $    103,354      $     19,979
                                                               ============      ============

------
+ The New Jersey Muni Portfolio commenced operations on November 1, 1993.

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      Muni Intermediate Portfolio
                                                           --------------------------------------------------
                                                                                                   Period
                                                                             Year Ended            Ended
                                                                            October 31,         October 31,
                                                                      ----------------------    -------------
                                                             1995        1994         1993         1992+
                                                           ---------   ---------    ---------   ----------
Net asset value, beginning of year  ....................    $  9.74     $ 10.59     $ 10.00       $ 10.00
                                                           ---------   ---------    --------    ----------
Income from investment operations:  ....................
Net investment income  .................................       0.53        0.53        0.44          0.11
Net realized and unrealized gain/(loss) on investments         0.58       (0.85)       0.59         (0.03)
                                                           ---------   ---------    --------    ----------
Total from investment operations  ......................       1.11       (0.32)       1.03          0.08
Distributions to shareholders from net investment
  income ...............................................      (0.53)      (0.53)      (0.44)        (0.08)
                                                           ---------   ---------    --------    ----------
Net asset value, end of year  ..........................    $ 10.32     $  9.74     $ 10.59       $ 10.00
                                                           =========   =========    ========    ==========
Total return++  ........................................      11.76%      (3.13)%     10.54%         0.74%
                                                           =========   =========    ========    ==========
Ratios to average net assets/Supplemental data:  .......
Net assets, end of year (in 000's)  ....................    $18,096     $22,097     $94,803       $42,533
Ratio of operating expenses to average net assets  .....       0.28%       0.25%       0.25%         0.25%*
Ratio of net investment income to average net assets  ..       5.23%       4.78%       4.41%         4.22%*
Portfolio turnover rate  ...............................         28%         11%         10%            3%

------
 +The Portfolio commenced operations on June 5, 1992.
++Total return represents aggregate total return for the period indicated. *Annualized.
==============================================================================
               FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        New Jersey Muni Portfolio
                                                        -------------------------
                                                          Year Ended October 31,
                                                        -------------------------
                                                             1995       1994+
                                                           --------   ---------
Net asset value, beginning of period  ..................    $ 9.22     $10.00
                                                           --------   ---------
Income from investment operations:  ....................
Net investment income  .................................      0.41       0.32
Net realized and unrealized loss on investments  .......      0.78      (0.82)
                                                           --------   ---------
Total from investment operations  ......................      1.19      (0.50)
Distributions to shareholders from net investment
  income ...............................................     (0.41)     (0.28)
                                                           --------   ---------
Net asset value, end of period  ........................    $10.00     $ 9.22
                                                           ========   =========
Total return++  ........................................     13.25%     (5.13)%
                                                           ========   =========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)  ..................    $5,932     $4,564
Ratio of operating expenses to average net assets  .....      0.53%      0.60%*
Ratio of net investment income to average net assets  ..      4.30%      3.60%*
Portfolio turnover rate  ...............................        12%        65%

------
 +The Portfolio commenced operations on November 1, 1993.
++Total return represents aggregate total return for the period indicated. *Annualized.

                      See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Muni Intermediate Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995


    Face                                                                                       Market
   Amount                                                                                      Value
 -----------                                                                                ------------
MUNICIPAL BONDS AND NOTES -- 98.0%
              Pennsylvania--98.0%
   $100,000   Allegheny County, PA, Hospital Authority, Magee-Women's Hospital
               Revenue, (FGIC Insured),
               5.00% due 10/1/97 ........................................................     $  101,547
     40,000   Allegheny County, PA, Hospital Development Authority Revenue
               6.50% due 12/1/14 ........................................................         40,092
    385,000   Berks County, PA, Municipal Authority Revenue
               6.70% due 9/1/07 .........................................................        403,241
    100,000   Bethel Park, PA, School District, (FGIC Insured),
               5.40% due 8/1/00 .........................................................        103,241
    500,000   Boyertown, PA, Area School District A, (AMBAC Insured),
               6.45% due 2/1/06 .........................................................        515,370
    100,000   Bucks County, PA, Community College Authority Revenue,
               6.05% due 6/15/06 ........................................................        105,448
     85,000   Butler County, PA, ARPT Authority Revenue
               7.25% due 11/1/99 ........................................................         90,968
    220,000   Center Area School District, PA, Series A, (FGIC Insured),
               5.00% due 9/1/03 .........................................................        224,558
    100,000   Chambersburg, PA, Area School District, Series A, (AMBAC Insured),
               5.55% due 4/1/97 .........................................................        102,000
    150,000   College Township, PA, Industrial Development Authority,
               6.60% due 6/1/04 .........................................................        150,164
    340,000   Conewago Valley, PA, School District, (AMBAC Insured),
               5.25% due 9/1/07 .........................................................        341,085
    210,000   Coraopolis Verona Housing Development, Multifamily Mortgage
               Revenue Bonds,
               5.35% due 7/1/03 .........................................................        211,955
     10,000   Cornwall-Lebanon, PA, School District, (FGIC Insured),
               5.30% due 2/15/01 ........................................................         10,129
    100,000   Corry, PA, Municipal Authority Sewer Revenue, (MBIA Insured),
               5.70% due 4/15/01 ........................................................        102,450
    500,000   Dauphin County, PA, General Authority Revenue
               6.00% due 6/1/26 .........................................................        517,720
    250,000   Delaware County, PA,
               7.25% due 12/1/00 ........................................................        256,493
    805,000   Delaware County, PA, University Authority Revenue,
               5.10% due 8/1/05 .........................................................        818,548
    100,000   Eastern Montgomery County, PA, Refunding,
               5.90% due 6/15/02 ........................................................        101,847
    150,000   Eastern Montgomery County, PA, Area Vocational Technical School,
               5.75% due 6/15/01 ........................................................        152,588
    200,000   Erie County, PA, Hospital Authority, Vincent Hospital, Series B,
               5.00% due 7/1/98 .........................................................        203,632

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Muni Intermediate Portfolio
                      PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                       Market
   Amount                                                                                      Value
 -----------                                                                                ------------
MUNICIPAL BONDS AND NOTES -- (Continued)
              Pennsylvania--(Continued)
   $100,000   Gettysburg, PA, Municipal Authority,
               5.95% due 2/15/00 ........................................................     $  104,954
    570,000   Greene County, PA, Industrial Development Authority, Pollution Control
               Revenue Bond Bonds,
               6.10% due 2/1/07 .........................................................        570,855
     75,000   Hanover Borough, PA,
               5.45% due 3/1/03 .........................................................         77,444
    300,000   Harrisburg, PA, Authority Lease Revenue, (CAPGTY Insured),
               5.70% due 6/1/96 .........................................................        303,369
    100,000   Hempfield, PA, School District, Lancaster School, (FGIC Insured),
               6.10% due 8/15/02 ........................................................        108,958
    100,000   Lancaster County, PA,
               6.10% due 7/1/01 .........................................................        101,302
    300,000   Lancaster County, PA,
               4.65% due 12/1/02 ........................................................        299,094
    170,000   Lancaster, PA, Higher Education Authority Project, (MBIA Insured),
               6.55% due 4/15/07 ........................................................        185,849
    375,000   Lycoming County, PA, College Revenue Authority, (AMBAC Insured),
               5.20% due 11/1/04 ........................................................        384,593
    100,000   Montgomery County, PA, Health and Higher Education
               5.80% due 6/1/04 .........................................................        106,384
     60,000   Montgomery County, PA, Industrial Development Authority Revenue
               7.50% due 1/1/12 .........................................................         64,775
    175,000   Montgomery County, PA,
               5.00% due 10/15/05 .......................................................        176,447
    200,000   North East, PA,
               6.00% due 9/15/10 ........................................................        205,528
    200,000   North Penn, PA, School District, General Obligation Bonds,
               6.20% due 9/1/07 .........................................................        213,430
    470,000   North Pocono, PA, School District, (FGIC Insured),
               5.25% due 7/15/06 ........................................................        475,964
              Palisades School District, PA, 1st Series:
    100,000    5.85% due 9/1/03 .........................................................        101,942
     75,000    5.70% due 9/1/02 .........................................................         76,118
    275,000   Penn Trafford, PA, School District, (MBIA Insured),
               6.50% due 4/1/06 .........................................................        290,928
              Pennsylvania Housing Finance Agency,
     350,000   5.25% due 7/1/04 .........................................................        350,529
     500,000   5.45% due 7/1/06 .........................................................        502,760
              Pennsylvania Intergovernmental Co-op Authority, Special Tax
               Revenue, (City of Philadelphia Funding Project), (FGIC Insured):
     300,000   5.20% due 6/15/96 ........................................................        302,286


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Muni Intermediate Portfolio
                      PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                       Market
   Amount                                                                                      Value
 -----------                                                                                ------------
MUNICIPAL BONDS AND NOTES -- (Continued)
              Pennsylvania--(Continued)
    $250,000   5.15% due 6/15/05 ........................................................     $  252,970
     300,000   6.00% due 6/15/02 ........................................................        321,954
     300,000   5.05% due 6/15/06 ........................................................        301,113
   1,000,000  Pennsylvania State Finance Authority Revenue, Capital Improvements Program,
               6.60% due 11/1/09 ........................................................      1,058,510
              Pennsylvania State, General Obligation Bonds:
     220,000   5.70% due 8/1/97 .........................................................        221,962
     150,000   6.25% due 9/1/02 .........................................................        154,029
     200,000  Pennsylvania State Second Series,
               5.50% due 7/1/01 .........................................................        209,384
     500,000  Pennsylvania State, Certificates of Participation,
               5.00% due 7/1/03 .........................................................        507,280
     250,000  Pennsylvania State Higher Education,
               6.30% due 1/1/01 .........................................................        254,925
     300,000  Pennsylvania State Higher Education,
               6.80% due 12/1/00 ........................................................        325,920
     100,000  Pennsylvania State Higher Educational Facilities Authority,
               6.60% due 1/1/97 .........................................................        101,223
     250,000  Pennsylvania State University,
               4.60% due 8/15/98 ........................................................        252,460
      75,000  Perkiomen VY School Authority PA, School Revenue
               6.40% due 12/1/02 ........................................................         75,000
     300,000  Pike County, PA,
               5.10% due 10/1/05 ........................................................        301,116
              Reading, PA, Refunding, (AMBAC Insured):
     100,000   6.10% due 11/15/04 .......................................................        102,533
     110,000   6.00% due 11/15/03 .......................................................        112,790
     250,000  Sayre, PA, Health Housing Authority, (VHA East Financing Project),
               6.10% due 7/1/02 .........................................................        269,665
     285,000  Southestern Pennsylvania Transportation Authority,
               6.00% due 6/1/01 .........................................................        304,004
     110,000  Southeastern Pennsylvania Transportation Authority,
               6.00% due 6/1/00 .........................................................        116,574
      80,000  State Public School Building Authority
               5.85% due 4/1/96 .........................................................         80,405
     100,000  State Public School Building Authority
               5.45% due 6/15/98 ........................................................        101,951
     650,000  Washington County, PA, Industrial Development Revenue, (Mitchell Project),
               4.95% due 3/1/03 .........................................................        660,907


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Muni Intermediate Portfolio
                      PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                       Market
   Amount                                                                                      Value
 -----------                                                                                ------------
CONTINUEDMUNICIPAL BONDS AND NOTES -- (Continued)
                Pennsylvania -- (Continued)
   $325,000  Wayne County, PA, Hospital and Health Facility Authority, (Wayne
              Memorial Hospital Association), (MBIA Insured),
              5.05% due 7/1/03..........................................................     $  330,558
   135,000   West Chester, PA, Area Municipal Authority, (FGIC Insured),
              5.25% due 2/1/07 .........................................................        136,339
   170,000   Western Wayne, PA, School District, (AMBAC Insured),
              5.20% due 9/15/05 ........................................................        171,195
   240,000   Westmoreland County, PA, Municipal Services, (MBIA Insured),
              5.80% due 7/1/01 .........................................................        256,054
   100,000   Wilkinsburg, PA, Joint Water Revenue, (AMBAC Insured),
              6.10% due 8/15/04 ........................................................        108,958
   500,000   Williamsport, PA, Municipal Water Authority,
              6.95% due 1/1/04 .........................................................        517,855
             Wilson, PA, Area School District, (AMBAC Insured):
   100,000    6.20% due 5/15/07 ........................................................        103,325
   100,000    6.00% due 5/15/03 ........................................................        101,921
   170,000   York County, PA, Industrial Development Authority,
              6.25% due 7/1/02 .........................................................        181,609
   175,000   York County, PA, Solid Waste Refuse,
              6.65% due 12/1/96 ........................................................        179,373
                                                                                            ------------

     TOTAL INVESTMENTS (Cost $17,413,642*)........................................  98.0%    $17,730,444
                                                                                  =======    ===========


------
* Aggregate cost for Federal tax purposes.
INSURANCE ABBREVIATIONS:
AMBAC--American Municipal Bond Assurance Corporation
CAPGTY--Capital Guaranty
FGIC--Federal Guaranty Insurance Corporation
FSA --Financial Security Assurance
MBIA--Municipal Bond Investors Assurance
VHA--Veteran's Housing Adminstration



                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            New Jersey Muni Portfolio
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995

    Face                                                                                         Market
   Amount                                                                                         Value
 -----------                                                                                  ------------
MUNICIPAL BONDS AND NOTES -- 99.0%
               New Jersey--99.0%
     $100,000  Beach Haven, NJ, General Obligation Bonds, (MBIA Insured),
                5.70% due 8/15/03 ...........................................................    $  107,057
               Burlington County, NJ, General Obligation Bonds:
      100,000   4.35% due 10/15/00 ..........................................................        99,954
      100,000   5.20% due 9/15/02 ...........................................................       103,973
      100,000  Burlington County, NJ, General Obligation Bonds,  4.70% due 2/15/02 ..........       101,462
      150,000  Cape May County, NJ, General Improvement, (AMBAC Insured),
                5.35% due 8/1/04 ............................................................       156,808
      200,000  Cape May County, NJ, Municipal Utilities Authority Revenue, Sewer Service,
               (AMBAC Insured),   5.60% due 1/1/05 ..........................................       211,586
      125,000  East Windsor, NJ, Municipal Utilities Authority Revenue, Junior Lien Revenue,
                (AMBAC Insured),   4.30% due 12/1/00 ........................................       124,601
      100,000  Edison Township, NJ, General Obligation Bonds, (AMBAC Insured),
               4.20% due 1/1/99 .............................................................        99,790
      125,000  Egg Harbor Township, NJ, School District Authority Revenue, (MBIA Insured),
                4.75% due 3/1/03 ............................................................       125,530
      150,000  Gloucester County, NJ, General Improvement, Series A, (AMBAC Insured),
                4.50% due 1/1/98 ............................................................       151,194
      200,000  Hasbrouck Heights, NJ, General Improvement,   5.25% due 9/1/04 ...............       206,550
      200,000  Hunterdon, NJ, Central Regional High School District,
                5.25% due 5/1/06 ............................................................       203,718
      125,000  Manchester Township, NJ, Board of Education, Certificates of Participation
                (MBIA Insured),   4.70% due 12/15/02 ........................................       125,595
      150,000  Mercer County, NJ, General Improvement Revenue,   5.40% due 12/1/05 ..........       155,885
      100,000  Middle Township, NJ, School District Authority Revenue,   4.45% due 10/1/01 ..       100,100
      150,000  Middle Township, NJ, Sewer Authority Revenue, Series A,   4.65% due 1/1/02 ...       150,951
      125,000  Monmouth County, NJ, Water Treatment Facilities, Improvement Authority
                Revenue, (MBIA Insured),   4.80% due 8/1/05 .................................       123,850
      200,000  Morris Township, NJ, School District Authority Revenue,   5.625% due 4/1/06 ..       208,982
      125,000  New Jersey Building Authority, State Building Revenue,
                4.70% due 6/15/06 ...........................................................       121,610
      125,000  New Jersey Health Care Facilities Finance Authority Revenue, (Mountainside
                Hospital), (MBIA Insured),   4.60% due 7/1/00 ...............................       126,195
      200,000  New Jersey Economic Development Authority, Market Transition Facility
               Revenue, Senior Lien Series A,
                5.125% due 7/1/00 ...........................................................       205,282

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                         Market
   Amount                                                                                         Value
 -----------                                                                                  ------------
MUNICIPAL BONDS AND NOTES -- (Continued)
               New Jersey--(Continued)
     $100,000  New Jersey State Refunding, General Obligation Bonds, Series D,
                5.10% due 2/15/00 ...........................................................    $  102,939
      125,000  New Jersey State Educational Facilities Authority Revenue Bonds,
               Higher Education Equipment Leasing,
                5.00% due 9/1/00 ............................................................       127,409
      150,000  New Jersey State Educational Facilities Authority Revenue Bonds,
               Princeton University, Series C,
                4.75% due 7/1/05 ............................................................       150,337
      100,000  New Jersey State Educational Facilities Authority Revenue Bonds,
               Princeton University, Series C,
                4.50% due 7/1/00 ............................................................       100,959
      175,000  New Jersey State Housing and Mortgage Finance Agency,
               Multi-Family Housing Revenue, Series A,
                4.65% due 5/1/01 ............................................................       173,777
      150,000  New Jersey State Transportation Funding Authority, Series A,
                5.30% due 12/15/01 ..........................................................       156,759
      175,000  New Jersey State Transportation Funding Authority, Series A,
                4.75% due 6/15/03 ...........................................................       176,439
      200,000  New Jersey State Turnpike Authority, Series A,
                5.70% due 1/1/01 ............................................................       209,720
      110,000  New Jersey Wastewater Treatment,   4.25% due 3/1/99 ..........................       109,792
      200,000  Park Ridge, NJ, General Obligations Bonds,   5.60% due 11/1/03 ...............       212,024
      150,000  Passaic County, NJ, General Obligation Bonds, Refunding, (FGIC Insured),
                4.65% due 9/1/03 ............................................................       150,166
      125,000  Passaic County, NJ, General Obligation Bonds, Refunding (FGIC Insured),
                4.70% due 9/1/03 ............................................................       125,635
      130,000  Perth Amboy, NJ, General Obligation Bonds, (MBIA Insured),
                6.20% due 8/1/06 ............................................................       143,208
      125,000  Port Authority NY and NJ Revenue Bonds,
                4.40% due 11/15/01 ..........................................................       123,888
      100,000  Port Authority NY and NJ Revenue Bonds,
                4.60% due 7/1/02 ............................................................        99,881
      125,000  Roxbury Township, NJ, School District Authority Revenue, General  Obligation
               Bonds,   4.40% due 12/1/02 ...................................................       124,657
      100,000  Rutgers State University, NJ, Revenue Bonds, Series S,   4.00% due 5/1/97 ....        99,957
      100,000  Surf City, NJ, General Obligation Bonds, (MBIA Insured),   5.15% due 1/15/06 .       101,162
      125,000  Warren County, NJ, General Obligation Bonds, (AMBAC Insured),
                4.65% due 9/15/01 ...........................................................       126,209
      125,000  West New York, NJ, Municipal Utilities Authority, Sewer Revenue,
               (FGIC Insured),   4.00% due 12/15/99 .........................................       123,685

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                                October 31, 1995

    Face                                                                                         Market
   Amount                                                                                         Value
 -----------                                                                                  ------------
MUNICIPAL BONDS AND NOTES -- (Continued)
               New Jersey--(Continued)
$125,000       Woodbridge Township, NJ, Sewer, Series B, General Obligation Bonds,
               4.25% due 9/15/01 ....................................................            $  122,450
                                                                                                -----------
TOTAL INVESTMENTS (Cost $5,776,105*) ................................................   99.0%    $5,871,726
                                                                                      =======   ===========

------
* Aggregate cost for Federal tax purposes.
INSURANCE ABBREVIATIONS:
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Federal Guaranty Insurance Corporation
MBIA --Municipal Bond Investors Assurance

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                          Notes To Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Portfolios (the "Fund") is an investment company which was organized as a "Massachusetts business trust" on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of October 31, 1995, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios"). The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   Portfolio valuation: Municipal obligations for which quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

   Dividends and distributions to shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains of each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   Organization costs: Organization costs are being amortized on a straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

   Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code by distributing substantially all of its tax-exempt (and taxable, if any,) income to its shareholders. Therefore, no Federal income tax provision is required.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                  Notes To Financial Statements -- (Continued)


2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY
   TRANSACTIONS

   The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. Each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. For the period January 1, 1995 through October 31, 1995, shareholder servicing fees were incurred and outstanding payables consisted of:

                                 Shareholder       Outstanding
                                Servicing Fee     Payable as of
Fund                              Incurred       October 31, 1995
----                           ---------------   ----------------
Muni Intermediate Portfolio ...     $7,721             $794
New Jersey Muni Portfolio .....      2,177              255


   Investment Company Capital Corp. ("ICC"), a wholly-owned subsidiary of Alex. Brown & Sons Incorporated, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee computed daily and payable monthly at the annual rate of 0.12% of the first $100 million of the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"), 0.08% of the next $150 million of the combined aggregate average daily net assets of the Companies, 0.04% of the next $500 million of the combined aggregate average daily net assets of the Companies and 0.03% of the combined aggregate average daily net assets of the Companies in excess of $750 million. This fee is allocated to each Fund based on its relative net assets.

   Prior to the close of business on July 1, 1995, The Shareholder Services Group, Inc. ("TSSG") a wholly-owned subsidiary of First Data Corporation, served as the Fund's administrator. From November 1, 1994 through June 30, 1995, TSSG received the following administration fees for each of the Portfolios listed below:

                               Administration
Portfolio                           Fee
----------                     --------------
Muni Intermediate Portfolio ...    $11,012
New Jersey Muni Portfolio .....      2,829

   The Fund pays each Board member, other than Mr. Church, an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                  Notes To Financial Statements -- (Continued)


3. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 1995, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

 Portfolio                       Purchases         Sales
 ----------                      ------------   -------------
Muni Intermediate Portfolio .... $5,207,758      $10,218,926
New Jersey Muni Portfolio ......  1,631,510          621,500

   At October 31, 1995, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                 Appreciation     Depreciation
                                --------------   --------------
Muni Intermediate Portfolio ....   $336,820          $20,017
New Jersey Muni Portfolio ......   $114,248          $18,627

4. SHARES OF BENEFICIAL INTEREST

   The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                         Year Ended                       Year Ended
                                          10/31/95                         10/31/94
                               -----------------------------   --------------------------------
                                  Shares          Amount           Shares           Amount
                                -----------   --------------    -------------   ---------------
Muni Intermediate Portfolio:
   Sold .....................     329,415      $ 3,250,600        1,393,260      $ 14,469,000
   Redeemed .................    (845,139)      (8,229,671)      (8,072,819)      (82,716,247)
                                -----------   --------------    -------------   ---------------
   Net increase/(decrease) ..    (515,724)     $(4,979,071)      (6,679,559)     $(68,247,247)
                                ===========   ==============    =============   ===============

                                     Year Ended                    Year Ended
                                      10/31/95                      10/31/94
                             --------------------------   ----------------------------
                                Shares        Amount         Shares         Amount
                              ----------   ------------    -----------   -------------
New Jersey Muni Portfolio:
   Sold ...................    181,200      $1,752,209       745,981     $ 7,334,410
   Redeemed ...............    (82,755)       (790,244)     (250,915)     (2,385,210)
                              ----------   ------------    -----------   -------------
   Net increase ...........     98,445      $  961,965       495,066     $ 4,949,200
                              ==========   ============    ===========   =============

------
* The New Jersey Muni Portfolio commenced operations on November 1, 1993.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                  Notes To Financial Statements -- (Continued)

5. CAPITAL LOSS CARRYFORWARD

   At October 31, 1995, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                Expiring     Expiring     Expiring     Expiring
         Portfolio              in 2000      in 2001      in 2002      in 2003
         ---------              --------     --------     --------     --------
Muni Intermediate Portfolio....   $656       $4,787      $215,936     $549,436
New Jersey Muni Portfolio ..       --          --          74,408       21,708

6. CONCENTRATION OF CREDIT

   The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent. As of October 31, 1995, the Muni Intermediate Portfolio maintained all its investments in debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained all its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Glenmede Portfolios:

   We have audited the accompanying statement of assets and liabilities of the Muni Intermediate Portfolio and New Jersey Muni Portfolio of The Glenmede Portfolios, (the "Portfolios") including the portfolio of investments, as of October 31, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the period presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Glenmede Portfolios as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
December 18, 1995

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------

                           TAX INFORMATION (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 1995

   Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the year ended October 31, 1995, 100% is tax exempt for regular Federal income taxes and Pennsylvania taxes.

   Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the year ended October 31, 1995, 100% is tax exempt for regular Federal income taxes and New Jersey taxes.

             THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS

                       OFFICERS AND DIRECTORS/TRUSTEES

John W. Church, Jr.              Mary Ann B. Wirts
 Chairman, President and          Executive Vice President
 Director/Trustee
                                 Sheryl P. Durham
H. Franklin Allen, Ph.D.          Vice President
  Director/Trustee
                                 Kimberly C. Osborne
Willard S. Boothby, Jr.           Vice President
  Director/Trustee
                                 Michael P. Malloy
Francis J. Palamara               Secretary
 Director/Trustee
                                 Joseph A. Finelli
G. Thompson Pew, Jr.              Treasurer
  Director/Trustee
                                 Brian C. Nelson
                                  Assistant Secretary
Investment Adviser
 The Glenmede Trust Company
 One Liberty Place, 1650 Market Street, Suite 1200
 Philadelphia, Pennsylvania 19103

Administrator
 Investment Company Capital Corp.
 P.O. Box 515
 Baltimore, Maryland 21203

Custodian
 The Chase Manhattan Bank, N.A.
 3 Chase Metrotech Center
 Brooklyn, NY 11245

Legal Counsel
 Drinker Biddle & Reath
 1100 Philadelphia National Bank Bldg.
 Philadelphia, Pennsylvania 19107

Independent Accountants
 Coopers & Lybrand L.L.P.
 2400 Eleven Penn Center
 Philadelphia, Pennsylvania 19103

                       THIS PAGE INTENTIONALLY LEFT BLANK

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.